UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2018

Annual Report

Deutsche DWS Investments VIT Funds

(formerly Deutsche Investments VIT Funds)

DWS Small Cap Index VIP

(formerly Deutsche Small Cap Index VIP)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Management Summary
5	Portfolio Summary
6	Investment Portfolio
26	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Information About Your Fund’s Expenses
37	Tax Information
37	Proxy Voting
38	Advisory Agreement Board Considerations and Fee Evaluation
41	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Small Cap Index VIP

Performance Summary	December 31, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.51% and 0.78% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results (as of December 31, 2018)

DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,877	$12,283	$12,274	$30,250
	Average annual total return	–11.23%	7.09%	4.18%	11.71%
Russell 2000 Index	Growth of $10,000	$8,899	$12,376	$12,409	$30,983
	Average annual total return	–11.01%	7.36%	4.41%	11.97%

DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$8,858	$12,192	$12,120	$29,514
	Average annual total return	–11.42%	6.83%	3.92%	11.43%
Russell 2000 Index	Growth of $10,000	$8,899	$12,376	$12,409	$30,983
	Average annual total return	–11.01%	7.36%	4.41%	11.97%

The growth of $10,000 is cumulative.

DWS Small Cap Index VIP	|	3

Management Summary	December 31, 2018 (Unaudited)

For the 12 months ended December 31, 2018, the Fund returned –11.23% (Class A shares, unadjusted for contract charges), compared with the –11.01% return of the Russell 2000® Index.

The past year saw the worst equity market performance since 2008, though unfavorable returns for stocks belied the fact that the investment environment was quite positive through late September. U.S. GDP registered growth above 3% in both the second and third quarters, a better-than-expected expansion that created a tailwind for equities. In addition, consumer confidence hit its highest in level 17 years, unemployment fell to the lowest point since 2000, and small business confidence hit an all-time high. In turn, the strength in the economy — together with the reduction in the corporate tax rate — fueled robust gains for corporate profits. However, this favorable picture waned in early October, setting the stage for a fourth-quarter loss that pushed the benchmark into negative territory for the full year. Stocks initially turned lower in early October, when U.S. Federal Reserve (Fed) Chairman Powell suggested that interest rates were “a long way” from the neutral level at which the central bank could pause its long series of rate hikes. Investors took this as an indication that several more increases could be on the way for 2019, sending stock prices tumbling. Though Fed officials walked back the comments in the following days, the market was unable to regain its momentum. As the fourth quarter progressed, stocks continued to stumble due to mounting concerns regarding uncertain U.S. trade policy, slowing global growth and questions concerning the outlook for corporate profits. Later in the quarter, the prospect of a government shutdown sparked a fresh wave of selling that lasted into late December. Although equities regained their footing in the final week of the year, the modest recovery only offset a small portion of earlier losses.

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as “optimization.” This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics closely match those of the securities in the Russell 2000 Index without purchasing all of the stocks in the index. Going forward, we will continue to seek returns that approximate those of the index.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future fund holdings are subject to risk.

Terms to Know

The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

4	|	DWS Small Cap Index VIP

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/18	12/31/17
Common Stocks	98%	98%
Cash Equivalents	1%	2%
Government & Agency Obligations	1%	0%
Rights	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Rights)	12/31/18	12/31/17
Financials	18%	18%
Health Care	16%	15%
Industrials	15%	15%
Information Technology	15%	15%
Consumer Discretionary	12%	12%
Real Estate	7%	7%
Utilities	4%	3%
Materials	4%	5%
Energy	3%	4%
Communication Services	3%	3%
Consumer Staples	3%	3%
	100%	100%

Ten Largest Equity Holdings (2.8% of Net Assets)		Percent
1	Integrated Device Technology, Inc.
	Designs a variety of semiconductor products & modules	0.3%
2	Etsy, Inc.
	Provides e-commerce services	0.3%
3	Five Below, Inc.
	Operates as a speciality value retailer offering merchandise for teen & pre-teen customers	0.3%
4	Haemonetics Corp.
	Manufactures and markets automated blood processing systems	0.3%
5	Ciena Corp.
	Develops and markets communications network platforms and software	0.3%
6	Planet Fitness, Inc.
	Owns and operates a chain of fitness club	0.3%
7	IDACORP, Inc.
	Provider of electricity	0.3%
8	HubSpot, Inc.
	Provides a cloud-based marketing and sales software platform	0.3%
9	LivaNova PLC
	Operates as a medical technology company	0.2%
10	Cree, Inc.
	Designer, developer and manufacturer of silicon carbide based semiconductor materials	0.2%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 6.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

DWS Small Cap Index VIP	|	5

Investment Portfolio	as of December 31, 2018

	Shares	Value ($)
Common Stocks 98.1%
Communication Services 3.3%
Diversified Telecommunication Services 0.6%

ATN International, Inc.	1,912	136,765

Cincinnati Bell, Inc.*	8,478	65,959

Cogent Communications Holdings, Inc.	7,728	349,383

Consolidated Communications Holdings, Inc.	13,175	130,169

Frontier Communications Corp. (a)	19,368	46,096

Intelsat SA*	10,333	221,023

Iridium Communications, Inc.*	17,659	325,808

Ooma, Inc.*	3,293	45,707

Orbcomm, Inc.*	13,715	113,286

pdvWireless, Inc.*	1,651	61,731

Vonage Holdings Corp.*	41,020	358,105

Windstream Holdings, Inc.*	7,659	16,007

		1,870,039

Entertainment 0.6%

AMC Entertainment Holdings, Inc. “A”	9,641	118,392

Eros International PLC* (a)	6,634	54,996

Glu Mobile, Inc.*	20,635	166,524

IMAX Corp.*	9,993	187,968

Liberty Media Corp.-Liberty Braves “A”*	1,750	43,645

Liberty Media Corp.-Liberty Braves “C”*	6,485	161,412

LiveXLive Media, Inc.* (a)	5,338	26,423

Marcus Corp.	3,497	138,132

Pandora Media, Inc.*	47,449	383,862

Reading International, Inc. “A”*	3,089	44,914

Rosetta Stone, Inc.*	3,683	60,401

World Wrestling Entertainment, Inc. “A”	7,957	594,547

		1,981,216

Interactive Media & Services 0.5%

Care.com, Inc.*	3,651	70,501

Cargurus, Inc.*	9,204	310,451

Cars.com, Inc.*	12,717	273,416

Liberty TripAdvisor Holdings, Inc. “A”*	13,479	214,181

Meet Group, Inc.*	13,023	60,296

QuinStreet, Inc.*	8,172	132,632

Travelzoo*	892	8,768

TrueCar, Inc.*	17,165	155,515

Yelp, Inc.*	14,919	522,016

		1,747,776

Media 1.4%

Beasley Broadcast Group, Inc. “A”	1,876	7,035

Boston Omaha Corp.*	948	22,183

Cardlytics, Inc.*	1,029	11,144

Central European Media Enterprises Ltd. “A”*	16,211	45,067

Clear Channel Outdoor Holdings, Inc. “A”	7,029	36,480

Daily Journal Corp.*	204	47,736

Emerald Expositions Events, Inc.	4,666	57,578

	Shares	Value ($)

Entercom Communications Corp. “A”	23,627	134,910

Entravision Communications Corp. “A”	12,382	36,032

Fluent, Inc.*	6,105	21,978

Gannett Co., Inc.	20,722	176,759

Gray Television, Inc.*	14,803	218,196

Hemisphere Media Group, Inc.*	3,398	41,252

Liberty Latin America Ltd. “A”*	7,816	113,176

Liberty Latin America Ltd. “C”*	20,751	302,342

Loral Space & Communications, Inc.*	2,415	89,959

MDC Partners, Inc. “A”*	10,611	27,695

Meredith Corp. (a)	7,231	375,578

MSG Networks, Inc. “A”*	10,991	258,948

National CineMedia, Inc.	14,507	94,005

New Media Investment Group, Inc.	10,756	124,447

New York Times Co. “A”	24,146	538,214

Nexstar Media Group, Inc. “A”	8,234	647,522

Saga Communications, Inc. “A”	704	23,394

Scholastic Corp.	5,239	210,922

Sinclair Broadcast Group, Inc. “A”	12,416	327,037

TechTarget, Inc.*	3,842	46,911

TEGNA, Inc.	39,794	432,561

The E.W. Scripps Co. “A”	8,251	129,788

Tribune Publishing Co.*	3,238	36,719

WideOpenWest, Inc.*	5,228	37,276

		4,672,844
Wireless Telecommunication Services 0.2%

Boingo Wireless, Inc.*	7,618	156,702

Gogo, Inc.* (a)	10,268	30,701

NII Holdings, Inc.* (a)	16,683	73,572

Shenandoah Telecommunications Co.	8,646	382,586

Spok Holdings, Inc.	3,208	42,538

		686,099

Consumer Discretionary 11.9%
Auto Components 1.0%

American Axle & Manufacturing Holdings, Inc.*	20,508	227,639

Cooper Tire & Rubber Co.	9,341	301,995

Cooper-Standard Holdings, Inc.*	3,238	201,145

Dana, Inc.	26,799	365,270

Dorman Products, Inc.*	4,925	443,348

Fox Factory Holding Corp.*	6,661	392,133

Gentherm, Inc.*	6,425	256,872

LCI Industries	4,499	300,533

Modine Manufacturing Co.*	9,296	100,490

Motorcar Parts of America, Inc.*	3,422	56,942

Shiloh Industries, Inc.*	2,687	15,665

Standard Motor Products, Inc.	3,915	189,603

Stoneridge, Inc.*	4,956	122,165

Superior Industries International, Inc.	4,559	21,929

Tenneco, Inc.	9,433	258,370

Tower International, Inc.	3,724	88,631

		3,342,730

Automobiles 0.0%
Winnebago Industries, Inc.	5,690	137,755

The accompanying notes are an integral part of the financial statements.

6	|	DWS Small Cap Index VIP

	Shares	Value ($)

Distributors 0.1%

Core-Mark Holding Co., Inc.	8,471	196,951

Funko, Inc. “A”*	1,898	24,959

Weyco Group, Inc.	1,079	31,474

		253,384

Diversified Consumer Services 0.9%

Adtalem Global Education, Inc.*	10,755	508,927

American Public Education, Inc.*	3,002	85,437

Career Education Corp.*	12,340	140,923

Carriage Services, Inc.	3,251	50,390

Chegg, Inc.*	19,981	567,860

Houghton Mifflin Harcourt Co.*	19,240	170,466

K12, Inc.*	6,809	168,795

Laureate Education, Inc. “A”*	17,433	265,679

Regis Corp.*	6,138	104,039

Sotheby’s*	6,482	257,595

Strategic Education, Inc.	3,845	436,100

Weight Watchers International, Inc.*	7,151	275,671

		3,031,882

Hotels, Restaurants & Leisure 2.9%

BBX Capital Corp.	12,303	70,496

Belmond Ltd. “A”*	16,481	412,519

Biglari Holdings, Inc. “A”*	19	11,166

Biglari Holdings, Inc. “B”*	164	18,627

BJ’s Restaurants, Inc.	3,837	194,037

Bloomin’ Brands, Inc.	15,368	274,934

Bluegreen Vacations Corp.	1,381	17,856

Bojangles’, Inc.*	3,065	49,285

Boyd Gaming Corp.	15,099	313,757

Brinker International, Inc. (a)	7,104	312,434

Carrols Restaurant Group, Inc.*	6,128	60,300

Century Casinos, Inc.*	5,033	37,194

Churchill Downs, Inc.	2,166	528,374

Chuy’s Holdings, Inc.*	2,930	51,978

Cracker Barrel Old Country Store, Inc. (a)	3,542	566,224

Dave & Buster’s Entertainment, Inc.	7,385	329,076

Del Frisco’s Restaurant Group, Inc.*	6,081	43,479

Del Taco Restaurants, Inc.*	5,777	57,712

Denny’s Corp.*	11,175	181,147

Dine Brands Global, Inc.	3,080	207,407

Drive Shack, Inc.*	10,496	41,144

El Pollo Loco Holdings, Inc.*	3,848	58,374

Eldorado Resorts, Inc.*	12,096	437,996

Empire Resorts, Inc.*	587	5,946

Fiesta Restaurant Group, Inc.*	4,452	69,051

Golden Entertainment, Inc.*	3,449	55,253

International Speedway Corp. “A”	4,429	194,256

J. Alexander’s Holdings, Inc.*	2,340	19,258

Jack in the Box, Inc.	5,001	388,228

Lindblad Expeditions Holdings, Inc.*	3,938	53,006

Marriott Vacations Worldwide Corp.	7,152	504,288

Monarch Casino & Resort, Inc.*	2,111	80,514

Nathan’s Famous, Inc.	554	36,813

Noodles & Co.*	2,655	18,558

Papa John’s International, Inc.	4,108	163,540

Penn National Gaming, Inc.*	20,203	380,423

Planet Fitness, Inc. “A”*	16,244	871,003

	Shares	Value ($)

PlayAGS, Inc.*	4,083	93,909

Potbelly Corp.*	4,393	35,364

RCI Hospitality Holdings, Inc.	1,779	39,725

Red Lion Hotels Corp.*	2,747	22,525

Red Robin Gourmet Burgers, Inc.*	2,456	65,624

Red Rock Resorts, Inc. “A”	12,745	258,851

Ruth’s Hospitality Group, Inc.	5,362	121,878

Scientific Games Corp. “A”*	10,328	184,665

SeaWorld Entertainment, Inc.*	10,091	222,910

Shake Shack, Inc. “A”*	4,522	205,389

Speedway Motorsports, Inc.	2,192	35,664

Texas Roadhouse, Inc.	12,483	745,235

The Cheesecake Factory, Inc.	7,845	341,336

The Habit Restaurants, Inc. “A”*	3,936	41,328

Town Sports International Holdings, Inc.*	2,712	17,357

Wingstop, Inc.	5,381	345,406

		9,892,819

Household Durables 1.5%

Bassett Furniture Industries, Inc.	1,910	38,276

Beazer Homes U.S.A., Inc.*	5,999	56,871

Cavco Industries, Inc.*	1,572	204,957

Century Communities, Inc.*	4,834	83,435

Ethan Allen Interiors, Inc.	4,331	76,182

Flexsteel Industries, Inc.	1,324	29,234

GoPro, Inc. “A”* (a)	21,211	89,935

Green Brick Partners, Inc.*	4,496	32,551

Hamilton Beach Brands Holding Co. “A”	1,206	28,293

Helen of Troy Ltd.*	4,876	639,634

Hooker Furniture Corp.	2,173	57,237

Hovnanian Enterprises, Inc. “A”*	22,782	15,581

Installed Building Products, Inc.*	3,975	133,918

iRobot Corp.*	4,979	416,941

KB HOME	15,736	300,558

La-Z-Boy, Inc.	8,516	235,978

LGI Homes, Inc.* (a)	3,361	151,984

Lifetime Brands, Inc.	2,187	21,936

Lovesac Co.*	1,025	23,513

M.D.C. Holdings, Inc.	8,395	235,983

M/I Homes, Inc.*	4,929	103,608

Meritage Homes Corp.*	6,993	256,783

New Home Co., Inc.*	2,265	11,846

Purple Innovation, Inc.* (a)	805	4,741

Roku, Inc.*	8,054	246,775

Skyline Champion Corp.	5,383	79,076

Sonos, Inc.*	2,988	29,342

Taylor Morrison Home Corp. “A”*	21,620	343,758

TopBuild Corp.*	6,565	295,425

TRI Pointe Group, Inc.*	26,014	284,333

Tupperware Brands Corp.	8,962	282,930

Turtle Beach Corp.* (a)	1,476	21,063

Universal Electronics, Inc.*	2,458	62,138

Vuzix Corp.* (a)	4,415	21,236

William Lyon Homes “A”*	5,947	63,573

ZAGG, Inc.*	5,224	51,091

		5,030,715

Internet & Direct Marketing Retail 1.0%

1-800 FLOWERS.COM, Inc. “A”*	4,710	57,603

Duluth Holdings, Inc. “B”*	1,523	38,425

Etsy, Inc.*	21,988	1,045,969

Gaia, Inc.*	2,099	21,746

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	7

	Shares	Value ($)

Groupon, Inc.*	82,513	264,042

Lands’ End, Inc.*	1,970	27,994

Leaf Group Ltd.*	3,048	20,879

Liberty Expedia Holdings, Inc. “A”*	9,968	389,849

Liquidity Services, Inc.*	4,921	30,363

NutriSystem, Inc.	5,435	238,488

Overstock.com, Inc.* (a)	4,271	58,000

PetMed Express, Inc. (a)	3,747	87,155

Quotient Technology, Inc.*	14,434	154,155

Remark Holdings, Inc.* (a)	5,116	6,190

Shutterfly, Inc.*	6,116	246,230

Shutterstock, Inc.	3,495	125,855

Stamps.com, Inc.*	3,249	505,674

		3,318,617

Leisure Products 0.4%

Acushnet Holdings Corp.	6,263	131,961

American Outdoor Brands Corp.*	10,022	128,883

Callaway Golf Co.	17,235	263,695

Clarus Corp.	3,982	40,298

Escalade, Inc.	1,919	21,973

Johnson Outdoors, Inc. “A”	921	54,099

Malibu Boats, Inc. “A”*	3,765	131,022

Marine Products Corp.	1,244	21,036

MasterCraft Boat Holdings, Inc.*	3,369	63,000

Nautilus, Inc.*	5,610	61,149

Sturm, Ruger & Co., Inc.	3,112	165,621

Vista Outdoor, Inc.*	10,633	120,685

YETI Holdings, Inc.*	3,106	46,093

		1,249,515

Multiline Retail 0.3%

Big Lots, Inc.	7,313	211,492

Dillard’s, Inc. “A” (a)	2,137	128,882

J.C. Penney Co., Inc.* (a)	58,996	61,356

Ollie’s Bargain Outlet Holdings, Inc.*	9,158	609,099

		1,010,829

Specialty Retail 3.0%

Aaron’s, Inc.	12,754	536,306

Abercrombie & Fitch Co. “A”	12,291	246,435

America’s Car-Mart, Inc.*	1,105	80,057

American Eagle Outfitters, Inc.	29,670	573,521

Asbury Automotive Group, Inc.*	3,562	237,443

Ascena Retail Group, Inc.*	32,890	82,554

At Home Group, Inc.*	8,239	153,740

Barnes & Noble Education, Inc.*	7,613	30,528

Barnes & Noble, Inc.	10,664	75,608

Bed Bath & Beyond, Inc. (a)	24,519	277,555

Big 5 Sporting Goods Corp. (a)	4,080	10,567

Boot Barn Holdings, Inc.*	5,163	87,926

Caleres, Inc.	7,793	216,879

Camping World Holdings, Inc. “A” (a)	6,089	69,841

Carvana Co.* (a)	5,887	192,564

Cato Corp. “A”	4,203	59,977

Chico’s FAS, Inc.	22,812	128,203

Citi Trends, Inc.	2,158	44,002

Conn’s, Inc.*	3,705	69,876

DSW, Inc. “A”	12,586	310,874

Express, Inc.*	13,545	69,215

Five Below, Inc.*	10,054	1,028,725

	Shares	Value ($)

Francesca’s Holdings Corp.*	6,472	6,283

GameStop Corp. “A” (a)	18,339	231,438

Genesco, Inc.*	3,656	161,961

GNC Holdings, Inc. “A”* (a)	15,414	36,531

Group 1 Automotive, Inc.	3,385	178,457

Guess?, Inc.	10,566	219,456

Haverty Furniture Companies, Inc.	3,385	63,570

Hibbett Sports, Inc.*	3,467	49,578

Hudson Ltd. “A”*	7,334	125,778

J. Jill, Inc.*	3,079	16,411

Kirkland’s, Inc.*	2,633	25,093

Lithia Motors, Inc. “A”	4,084	311,732

Lumber Liquidators Holdings, Inc.* (a)	5,274	50,208

MarineMax, Inc.*	3,700	67,747

Monro, Inc.	5,821	400,194

Murphy USA, Inc.*	5,534	424,126

National Vision Holdings, Inc.*	11,550	325,364

Office Depot, Inc.	99,534	256,798

Party City Holdco, Inc.* (a)	10,543	105,219

Pier 1 Imports, Inc.	15,353	4,695

Rent-A-Center, Inc.*	8,334	134,927

RH* (a)	3,664	439,021

RTW RetailWinds, Inc.*	5,437	15,387

Sally Beauty Holdings, Inc.*	22,167	377,947

Shoe Carnival, Inc. (a)	1,992	66,752

Signet Jewelers Ltd.	9,546	303,276

Sleep Number Corp.*	5,983	189,841

Sonic Automotive, Inc. “A”	4,553	62,649

Sportsman’s Warehouse Holdings, Inc.*	7,052	30,888

Tailored Brands, Inc.	8,955	122,146

The Buckle, Inc. (a)	5,362	103,701

The Children’s Place, Inc.	2,925	263,513

The Container Store Group, Inc.*	2,885	13,761

Tile Shop Holdings, Inc.	7,594	41,615

Tilly’s, Inc. “A”	3,734	40,551

Winmark Corp.	467	74,253

Zumiez, Inc.*	3,515	67,383

		9,990,646

Textiles, Apparel & Luxury Goods 0.8%

Crocs, Inc.*	12,142	315,449

Culp, Inc.	2,036	38,481

Deckers Outdoor Corp.*	5,377	687,987

Fossil Group, Inc.* (a)	8,287	130,355

G-III Apparel Group Ltd.*	7,962	222,060

Movado Group, Inc.	2,952	93,342

Oxford Industries, Inc.	3,103	220,437

Rocky Brands, Inc.	1,278	33,228

Steven Madden Ltd.	16,000	484,160

Superior Group of Company, Inc.	1,638	28,911

Unifi, Inc.*	2,948	67,332

Vera Bradley, Inc.*	4,239	36,328

Wolverine World Wide, Inc.	16,971	541,205

		2,899,275

Consumer Staples 2.8%
Beverages 0.3%

Castle Brands, Inc.*	16,961	14,425

Celsius Holdings, Inc.*	4,260	14,782

Coca-Cola Bottling Co. Consolidated	869	154,143

Craft Brew Alliance, Inc.*	2,474	35,403

The accompanying notes are an integral part of the financial statements.

8	|	DWS Small Cap Index VIP

	Shares	Value ($)

MGP Ingredients, Inc. (a)	2,394	136,578

National Beverage Corp.	2,174	156,028

Primo Water Corp.*	6,087	85,279

The Boston Beer Co., Inc. “A”*	1,519	365,836

		962,474

Food & Staples Retailing 0.6%

BJ’s Wholesale Club Holdings, Inc.*	13,446	297,963

Ingles Markets, Inc. “A”	2,495	67,914

Natural Grocers by Vitamin Cottage, Inc.*	1,700	26,061

Performance Food Group Co.*	18,743	604,836

PriceSmart, Inc.	4,051	239,414

Rite Aid Corp.* (a)	197,741	140,060

Smart & Final Stores, Inc.*	4,309	20,425

SpartanNash Co.	6,576	112,976

The Andersons, Inc.	5,029	150,317

The Chefs’ Warehouse, Inc.*	3,949	126,289

United Natural Foods, Inc.*	9,317	98,667

Village Super Market, Inc. “A”	1,478	39,522

Weis Markets, Inc.	1,762	84,188

		2,008,632

Food Products 1.2%

Alico, Inc.	530	15,635

B&G Foods, Inc. (a)	12,077	349,146

Cal-Maine Foods, Inc.	5,742	242,887

Calavo Growers, Inc.	2,930	213,773

Darling Ingredients, Inc.*	30,199	581,029

Dean Foods Co.	17,111	65,193

Farmer Brothers Co.*	1,879	43,837

Fresh Del Monte Produce, Inc.	5,542	156,672

Freshpet, Inc.*	4,808	154,625

Hostess Brands, Inc.*	18,073	197,719

J & J Snack Foods Corp.	2,775	401,237

John B. Sanfilippo & Son, Inc.	1,550	86,273

Lancaster Colony Corp.	3,477	614,942

Landec Corp.*	4,885	57,838

Limoneira Co.	2,743	53,626

Sanderson Farms, Inc.	3,764	373,728

Seneca Foods Corp. “A”*	1,406	39,677

Simply Good Foods Co.*	11,017	208,221

Tootsie Roll Industries, Inc. (a)	2,982	99,599

		3,955,657

Household Products 0.2%

Central Garden & Pet Co.*	1,917	66,041

Central Garden & Pet Co. “A”*	7,392	231,000

Oil-Dri Corp. of America	930	24,645

WD-40 Co.	2,529	463,464

		785,150

Personal Products 0.4%

Edgewell Personal Care Co.*	9,879	368,981

elf Beauty, Inc.* (a)	4,183	36,225

Inter Parfums, Inc.	3,168	207,726

Medifast, Inc.	2,167	270,918

Natural Health Trends Corp.	1,400	25,886

Nature’s Sunshine Products, Inc.*	1,427	11,630

Revlon, Inc. “A”* (a)	1,527	38,465

USANA Health Sciences, Inc.*	2,334	274,782

		1,234,613

	Shares	Value ($)

Tobacco 0.1%

22nd Century Group, Inc.*	21,791	54,260

Pyxus International, Inc.* (a)	1,572	18,644

Turning Point Brands, Inc.	1,482	40,340

Universal Corp.	4,524	244,975

Vector Group Ltd.	18,673	181,688

		539,907

Energy 3.5%
Energy Equipment & Services 1.2%

Archrock, Inc.	23,300	174,517

Basic Energy Services, Inc.*	3,601	13,828

Bristow Group, Inc.* (a)	6,288	15,280

C&J Energy Services, Inc.*	11,789	159,151

Cactus, Inc.*	6,906	189,293

CARBO Ceramics, Inc.* (a)	3,739	13,012

Covia Holdings Corp.*	5,918	20,240

Dawson Geophysical Co.*	3,959	13,381

Diamond Offshore Drilling, Inc.*	11,872	112,072

Dril-Quip, Inc.*	6,515	195,645

Era Group, Inc.*	3,794	33,160

Exterran Corp.*	6,016	106,483

Forum Energy Technologies, Inc.*	14,836	61,273

Frank’s International NV*	13,756	71,806

FTS International, Inc.*	5,906	41,992

Helix Energy Solutions Group, Inc.*	26,219	141,845

Independence Contract Drilling, Inc.*	8,662	27,025

ION Geophysical Corp.*	1,999	10,355

Keane Group, Inc.*	9,257	75,722

Key Energy Services, Inc.*	2,009	4,159

KLX Energy Services Holdings, Inc.*	3,778	88,594

Liberty Oilfield Services, Inc. “A”	8,174	105,853

Mammoth Energy Services, Inc.	2,311	41,552

Matrix Service Co.*	4,981	89,359

McDermott International, Inc.*	32,624	213,361

Natural Gas Services Group*	2,293	37,697

NCS Multistage Holdings, Inc.*	1,648	8,388

Newpark Resources, Inc.*	16,539	113,623

Nine Energy Service, Inc.*	2,709	61,061

Noble Corp. PLC*	45,304	118,696

Oceaneering International, Inc.*	18,309	221,539

Oil States International, Inc.*	10,983	156,837

PHI, Inc. (Non Voting)* (a)	2,151	3,979

Pioneer Energy Services Corp.*	14,307	17,598

Profire Energy, Inc.*	4,453	6,457

ProPetro Holding Corp.*	12,921	159,187

Quintana Energy Services, Inc.*	1,142	3,951

RigNet, Inc.*	2,512	31,752

Rowan Companies PLC “A”*	23,575	197,794

SEACOR Holdings, Inc.*	3,085	114,145

SEACOR Marine Holdings, Inc.*	2,944	34,621

Select Energy Services, Inc. “A”*	8,493	53,676

Smart Sand, Inc.* (a)	4,246	9,426

Solaris Oilfield Infrastructure, Inc. “A” (a)	4,900	59,241

Superior Energy Services, Inc.*	28,135	94,252

TETRA Technologies, Inc.*	23,366	39,255

Tidewater, Inc.*	5,266	100,739

U.S. Silica Holdings, Inc. (a)	14,336	145,940

Unit Corp.*	9,559	136,503

		3,945,315

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	9

	Shares	Value ($)

Oil, Gas & Consumable Fuels 2.3%

Abraxas Petroleum Corp.*	30,655	33,414

Adams Resources & Energy, Inc.	426	16,490

Alta Mesa Resources, Inc.* (a)	19,378	19,378

Approach Resources, Inc.*	8,431	7,352

Arch Coal, Inc. “A”	3,209	266,315

Ardmore Shipping Corp.*	6,387	29,827

Berry Petroleum Corp.	2,401	21,009

Bonanza Creek Energy, Inc.*	3,452	71,353

California Resources Corp.*	8,323	141,824

Callon Petroleum Co.*	41,943	272,210

Carrizo Oil & Gas, Inc.*	15,832	178,743

Clean Energy Fuels Corp.*	23,606	40,602

Cloud Peak Energy, Inc.*	14,372	5,264

CONSOL Energy, Inc.*	5,121	162,387

CVR Energy, Inc.	3,333	114,922

Delek U.S. Holdings, Inc.	14,973	486,772

Denbury Resources, Inc.*	85,664	146,485

DHT Holdings, Inc.	17,184	67,361

Dorian LPG Ltd.*	5,169	30,135

Earthstone Energy, Inc. “A”*	3,413	15,427

Eclipse Resources Corp.*	17,048	17,900

Energy Fuels, Inc.*	15,599	44,457

EP Energy Corp. “A”*	7,346	5,142

Evolution Petroleum Corp.	4,661	31,788

Frontline Ltd.* (a)	14,270	78,913

GasLog Ltd.	7,592	124,964

Golar LNG Ltd.	17,327	377,036

Goodrich Petroleum Corp.*	1,605	21,668

Green Plains, Inc.	7,287	95,533

Gulfport Energy Corp.*	32,125	210,419

Halcon Resources Corp.* (a)	23,847	40,540

Hallador Energy Co.	3,139	15,915

HighPoint Resources Corp.*	20,420	50,846

International Seaways, Inc.*	4,063	68,421

Isramco, Inc.*	151	17,894

Jagged Peak Energy, Inc.* (a)	11,517	105,035

Laredo Petroleum, Inc.*	27,775	100,546

Lilis Energy, Inc.*	8,332	11,415

Matador Resources Co.*	19,274	299,325

Midstates Petroleum Co., Inc.*	2,781	20,885

NACCO Industries, Inc. “A”	660	22,374

NextDecade Corp*	1,413	7,630

Nordic American Tankers Ltd. (a)	25,819	51,638

Northern Oil & Gas, Inc.*	36,188	81,785

Oasis Petroleum, Inc.*	49,178	271,954

Overseas Shipholding Group, Inc. “A”*	10,681	17,730

Panhandle Oil & Gas, Inc. “A”	3,036	47,058

Par Pacific Holdings, Inc.*	5,862	83,123

PDC Energy, Inc.*	12,141	361,316

Peabody Energy Corp.	14,396	438,790

Penn Virginia Corp.*	2,238	120,986

Renewable Energy Group, Inc.*	6,834	175,634

Resolute Energy Corp.* (a)	3,929	113,862

REX American Resources Corp.*	1,060	72,197

Ring Energy, Inc.*	10,739	54,554

Rosehill Resources, Inc.*	52	116

Sanchez Energy Corp.* (a)	14,391	3,886

SandRidge Energy, Inc.*	5,736	43,651

Scorpio Tankers, Inc.	83,471	146,909

SemGroup Corp. “A”	14,572	200,802

Ship Finance International Ltd. (a)	15,057	158,550

SilverBow Resources, Inc.*	1,365	32,269

	Shares	Value ($)

Southwestern Energy Co.*	108,248	369,126

SRC Energy, Inc.*	44,720	210,184

Talos Energy, Inc.*	3,784	61,755

Teekay Corp. (a)	12,842	42,892

Teekay Tankers Ltd. “A”	37,810	35,088

Tellurian, Inc.* (a)	15,874	110,324

Ultra Petroleum Corp.*	29,884	22,715

Uranium Energy Corp.*	30,663	38,329

W&T Offshore, Inc.*	17,455	71,915

WildHorse Resource Development Corp.*	5,126	72,328

World Fuel Services Corp.	12,310	263,557

Zion Oil & Gas, Inc.*	9,997	4,173

		7,675,112

Financials 17.8%
Banks 9.4%

1st Constitution Bancorp.	1,375	27,404

1st Source Corp.	2,830	114,162

Access National Corp.	2,773	59,148

ACNB Corp.	1,214	47,650

Allegiance Bancshares, Inc.*	2,226	72,056

Amalgamated Bank “A”	2,128	41,496

American National Bankshares, Inc.	1,484	43,496

Ameris Bancorp.	7,771	246,108

Ames National Corp.	1,604	40,774

Arrow Financial Corp.	2,309	73,934

Atlantic Capital Bancshares, Inc.*	4,791	78,429

Auburn National Bancorporation, Inc.	443	14,025

Banc of California, Inc.	7,972	106,107

BancFirst Corp.	3,287	164,021

BancorpSouth Bank	17,391	454,601

Bank of Commerce Holdings	3,002	32,902

Bank of Marin Bancorp.	2,498	103,018

Bank of NT Butterfield & Son Ltd.	9,983	312,967

Bank of Princeton	1,080	30,132

Bankwell Financial Group, Inc.	1,086	31,179

Banner Corp.	5,857	313,232

Bar Harbor Bankshares	2,790	62,580

Baycom Corp.*	1,921	44,356

BCB Bancorp., Inc.	2,382	24,940

Berkshire Hills Bancorp., Inc.	7,506	202,437

Blue Hills Bancorp., Inc.	4,200	89,628

Boston Private Financial Holdings, Inc.	15,358	162,334

Bridge Bancorp., Inc.	3,112	79,325

Brookline Bancorp., Inc.	14,466	199,920

Bryn Mawr Bank Corp.	3,596	123,702

Business First Bancshares, Inc.	2,018	48,896

Byline Bancorp., Inc.*	2,983	49,697

C&F Financial Corp.	613	32,618

Cadence BanCorp.	13,435	225,439

Cambridge Bancorp.	693	57,692

Camden National Corp.	2,749	98,882

Capital Bancorp. Inc*	1,124	12,825

Capital City Bank Group, Inc.	2,067	47,975

Capstar Financial Holdings, Inc.	1,358	20,003

Carolina Financial Corp.	3,916	115,874

Cathay General Bancorp.	14,286	479,010

CB Financial Services, Inc.	875	21,683

CBTX, Inc.	3,336	98,078

CenterState Bank Corp.	16,770	352,841

The accompanying notes are an integral part of the financial statements.

10	|	DWS Small Cap Index VIP

	Shares	Value ($)

Central Pacific Financial Corp.	5,159	125,622

Central Valley Community Bancorp.	2,152	40,608

Century Bancorp., Inc. “A”	543	36,777

Chemical Financial Corp.	13,139	481,019

Chemung Financial Corp.	597	24,662

Citizens & Northern Corp.	2,090	55,239

City Holding Co.	2,939	198,647

Civista Bancshares, Inc.	2,587	45,066

CNB Financial Corp.	2,655	60,932

Coastal Financial Corp.*	1,169	17,804

Codorus Valley Bancorp., Inc.	1,695	36,019

Columbia Banking System, Inc.	13,443	487,846

Community Bank System, Inc.	9,251	539,333

Community Bankers Trust Corp.*	4,167	30,086

Community Financial Corp.	945	27,632

Community Trust Bancorp., Inc.	2,909	115,225

ConnectOne Bancorp., Inc.	5,588	103,210

County Bancorp., Inc.	914	15,876

Customers Bancorp., Inc.*	5,507	100,227

CVB Financial Corp.	20,661	417,972

Eagle Bancorp., Inc.*	5,830	283,979

Enterprise Bancorp., Inc.	1,803	57,984

Enterprise Financial Services Corp.	4,145	155,976

Equity Bancshares, Inc. “A”*	2,511	88,513

Esquire Financial Holdings, Inc.*	1,121	24,326

Evans Bancorp., Inc.	898	29,194

Farmers & Merchants Bancorp., Inc.	1,686	64,894

Farmers National Banc Corp.	4,719	60,120

FB Financial Corp.	3,067	107,406

Fidelity D&D Bancorp, Inc.	524	33,630

Fidelity Southern Corp.	3,978	103,508

Financial Institutions, Inc.	2,733	70,238

First BanCorp.	39,331	338,247

First BanCorp. — North Carolina	5,343	174,502

First Bancorp., Inc.	1,889	49,681

First Bancshares, Inc.	2,323	70,271

First Bank	3,051	36,978

First Busey Corp.	8,005	196,443

First Business Financial Services, Inc.	1,532	29,889

First Choice Bancorp.	1,649	37,267

First Commonwealth Financial Corp.	18,238	220,315

First Community Bancshares, Inc.	2,886	90,851

First Community Corp.	1,345	26,133

First Financial Bancorp.	17,522	415,622

First Financial Bankshares, Inc. (a)	11,965	690,261

First Financial Corp. — Indiana	2,226	89,374

First Financial Northwest, Inc.	1,664	25,742

First Foundation, Inc.*	7,060	90,792

First Guaranty Bancshares, Inc.	844	19,589

First Internet Bancorp.	1,792	36,628

First Interstate BancSystem, Inc. “A”	6,098	222,943

First Merchants Corp.	9,146	313,433

First Mid-Illinois Bancshares, Inc.	2,387	76,193

First Midwest Bancorp., Inc.	19,426	384,829

First Northwest Bancorp.	1,649	24,455

First of Long Island Corp.	4,420	88,179

First Savings Financial Group, Inc.	341	17,712

First United Corp.	1,281	20,394

	Shares	Value ($)

Flushing Financial Corp.	5,045	108,619

Franklin Financial Network, Inc.*	2,400	63,288

Fulton Financial Corp.	31,694	490,623

FVCBankcorp, Inc.*	312	5,494

German American Bancorp., Inc.	3,839	106,609

Glacier Bancorp., Inc.	15,713	622,549

Great Southern Bancorp., Inc.	2,035	93,671

Great Western Bancorp., Inc.	10,990	343,438

Green Bancorp., Inc.	4,929	84,483

Guaranty Bancorp.	4,583	95,097

Guaranty Bancshares, Inc.	1,333	39,750

Hancock Whitney Corp.	15,676	543,173

Hanmi Financial Corp.	5,784	113,945

HarborOne Bancorp., Inc.*	2,712	43,094

Heartland Financial U.S.A., Inc.	5,412	237,857

Heritage Commerce Corp.	7,512	85,186

Heritage Financial Corp.	6,672	198,292

Hilltop Holdings, Inc.	13,322	237,531

Home Bancshares, Inc.	29,332	479,285

HomeTrust Bancshares, Inc.	3,175	83,122

Hope Bancorp., Inc.	22,879	271,345

Horizon Bancorp, Inc.	6,629	104,606

Howard Bancorp., Inc.*	2,444	34,949

IBERIABANK Corp.	10,205	655,977

Independent Bank Corp./Massachusetts	4,969	349,370

Independent Bank Corp./Michigan	4,124	86,686

Independent Bank Group, Inc.	3,864	176,855

International Bancshares Corp.	10,102	347,509

Investar Holding Corp.	1,595	39,556

Investors Bancorp., Inc.	44,604	463,882

Lakeland Bancorp., Inc.	8,155	120,776

Lakeland Financial Corp.	4,450	178,712

LCNB Corp.	1,677	25,407

LegacyTexas Financial Group, Inc.	8,806	282,585

Level One Bancorp, Inc.	921	20,658

Live Oak Bancshares, Inc.	4,782	70,821

Macatawa Bank Corp.	4,982	47,927

MB Financial, Inc.	15,307	606,616

MBT Financial Corp.	3,340	31,062

Mercantile Bank Corp.	2,987	84,413

Metropolitan Bank Holding Corp.*	1,224	37,760

Mid Penn Bancorp, Inc.	881	20,281

Middlefield Banc Corp.	506	21,470

Midland States Bancorp., Inc.	3,961	88,489

MidSouth Bancorp., Inc.	2,780	29,468

MidWestOne Financial Group, Inc.	2,141	53,161

MutualFirst Financial, Inc.	1,043	27,713

MVB Financial Corp.	1,576	28,431

National Bank Holdings Corp. “A”	5,240	161,759

National Bankshares, Inc.	1,279	46,594

National Commerce Corp.*	3,321	119,556

NBT Bancorp., Inc.	7,753	268,176

Nicolet Bankshares, Inc.*	1,571	76,665

Northeast Bancorp.	1,409	23,573

Northrim BanCorp., Inc.	1,276	41,942

Norwood Financial Corp.	1,117	36,861

Oak Valley Bancorp.	1,299	23,772

OFG Bancorp.	7,928	130,495

Ohio Valley Banc Corp.	794	28,100

Old Line Bancshares, Inc.	2,944	77,486

Old National Bancorp.	27,756	427,442

Old Second Bancorp., Inc.	5,341	69,433

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	11

	Shares	Value ($)

Opus Bank	3,747	73,404

Origin Bancorp, Inc.	3,265	111,271

Orrstown Financial Services, Inc.	1,404	25,567

Pacific City Financial Corp.	2,206	34,524

Pacific Mercantile Bancorp.*	2,922	20,892

Pacific Premier Bancorp., Inc.*	8,452	215,695

Park National Corp.	2,514	213,564

Parke Bancorp., Inc.	1,219	22,814

Peapack-Gladstone Financial Corp.	3,251	81,860

Penns Woods Bancorp., Inc.	859	34,566

People’s Utah Bancorp.	2,887	87,043

Peoples Bancorp. of North Carolina, Inc.	907	22,185

Peoples Bancorp., Inc.	3,319	99,902

Peoples Financial Services Corp.	1,313	57,851

Preferred Bank	2,499	108,332

Premier Financial Bancorp., Inc.	2,210	32,951

QCR Holdings, Inc.	2,453	78,717

RBB Bancorp.	2,569	45,137

Reliant Bancorp., Inc.	1,892	43,592

Renasant Corp.	8,913	268,994

Republic Bancorp., Inc. “A”	1,713	66,327

Republic First Bancorp., Inc.*	7,996	47,736

S&T Bancorp., Inc.	6,329	239,489

Sandy Spring Bancorp., Inc.	6,355	199,166

SB One Bancorp.	1,340	27,390

Seacoast Banking Corp. of Florida*	8,450	219,869

Select Bancorp, Inc.*	2,753	34,082

ServisFirst Bancshares, Inc.	8,550	272,489

Shore Bancshares, Inc.	2,371	34,474

Sierra Bancorp.	2,568	61,709

Simmons First National Corp. “A”	16,601	400,582

SmartFinancial, Inc.*	2,129	38,897

South State Corp.	6,710	402,264

Southern First Bancshares, Inc.*	1,263	40,504

Southern National Bancorp. of Virginia, Inc.	3,664	48,438

Southside Bancshares, Inc.	6,071	192,754

Spirit of Texas Bancshares, Inc.*	1,652	37,633

State Bank Financial Corp.	6,856	148,021

Stock Yards Bancorp., Inc.	4,020	131,856

Summit Financial Group, Inc.	2,117	40,879

The Bancorp., Inc.*	9,338	74,330

Tompkins Financial Corp.	2,692	201,927

TowneBank	12,177	291,639

TriCo Bancshares	4,690	158,475

TriState Capital Holdings, Inc.*	4,585	89,224

Triumph Bancorp., Inc.*	4,341	128,928

Trustmark Corp.	12,303	349,774

UMB Financial Corp.	8,335	508,185

Union Bankshares Corp.	11,976	338,082

Union Bankshares, Inc.	740	35,335

United Bankshares, Inc.	18,369	571,460

United Community Banks, Inc.	14,525	311,707

United Securities Bancshares	2,548	24,410

Unity Bancorp., Inc.	1,507	31,285

Univest Corp. of Pennsylvania	5,259	113,437

Valley National Bancorp.	59,464	528,040

Veritex Holdings, Inc.*	4,361	93,238

Washington Trust Bancorp., Inc.	2,720	129,282

WesBanco, Inc.	9,615	352,774

West Bancorp.	2,860	54,597

	Shares	Value ($)

Westamerica Bancorp.	4,727	263,199

		31,810,062

Capital Markets 1.3%

Arlington Asset Investment Corp. “A” (a)	5,157	37,337

Artisan Partners Asset Management, Inc. “A”	8,782	194,170

Ashford, Inc.*	142	7,370

Associated Capital Group, Inc. “A”	415	14,620

B. Riley Financial, Inc.	3,604	51,177

Blucora, Inc.*	8,816	234,858

BrightSphere Investment Group PLC	14,827	158,352

Cohen & Steers, Inc.	4,040	138,653

Cowen, Inc.*	4,956	66,113

Diamond Hill Investment Group	610	91,165

Donnelley Financial Solution, Inc.*	6,021	84,475

Federated Investors, Inc. “B”	17,948	476,519

Focus Financial Partners, Inc. “A”*	3,523	92,761

Gain Capital Holdings, Inc.	5,127	31,582

GAMCO Investors, Inc. “A”	830	14,019

Greenhill & Co., Inc. (a)	3,240	79,056

Hamilton Lane, Inc. “A”	3,050	112,850

Houlihan Lokey, Inc.	6,272	230,810

INTL. FCStone, Inc.*	2,872	105,058

Investment Technology Group, Inc.	6,043	182,740

Ladenburg Thalmann Financial Services, Inc.	18,811	43,830

Moelis & Co. “A”	8,264	284,116

Oppenheimer Holdings, Inc. “A”	1,706	43,588

Piper Jaffray Companies, Inc.	2,629	173,093

PJT Partners, Inc. “A”	3,615	140,117

Pzena Investment Management, Inc. “A”	2,978	25,760

Safeguard Scientifics, Inc.*	3,689	31,799

Siebert Financial Corp.*	1,389	20,085

Silvercrest Asset Management Group, Inc. “A”	1,708	22,597

Stifel Financial Corp.	12,780	529,348

Value Line, Inc.	187	4,864

Virtus Investment Partners, Inc.	1,291	102,544

Waddell & Reed Financial, Inc. “A” (a)	14,227	257,224

Westwood Holdings Group, Inc.	1,511	51,374

WisdomTree Investments, Inc.	21,177	140,827

		4,274,851

Consumer Finance 0.7%

Curo Group Holdings Corp.*	2,202	20,897

Elevate Credit, Inc.*	3,761	16,849

Encore Capital Group, Inc.*	4,877	114,609

Enova International, Inc.*	6,120	119,095

EZCORP, Inc. “A”*	8,886	68,689

FirstCash, Inc.	7,986	577,787

Green Dot Corp. “A”*	8,893	707,171

LendingClub Corp.*	58,890	154,881

Nelnet, Inc. “A”	3,420	179,003

PRA Group, Inc.*	8,145	198,494

Regional Management Corp.*	1,741	41,871

World Acceptance Corp.*	1,118	114,327

		2,313,673

The accompanying notes are an integral part of the financial statements.

12	|	DWS Small Cap Index VIP

	Shares	Value ($)

Diversified Financial Services 0.2%

Banco Latinoamericano de Comercio Exterior SA “E”	5,741	99,319

Cannae Holdings, Inc.*	12,755	218,366

FGL Holdings*	26,916	179,261

Marlin Business Services Corp.	1,665	37,179

On Deck Capital, Inc.*	9,110	53,749

		587,874

Insurance 2.8%

Ambac Financial Group, Inc.*	8,512	146,747

American Equity Investment Life Holding Co.	16,476	460,339

AMERISAFE, Inc.	3,568	202,270

Argo Group International Holdings Ltd.	5,946	399,869

Citizens, Inc.* (a)	8,834	66,432

CNO Financial Group, Inc.	30,242	450,001

Crawford & Co. “B”	2,268	20,412

Donegal Group, Inc. “A”	1,585	21,627

eHealth, Inc.*	3,377	129,744

EMC Insurance Group, Inc.	1,719	54,750

Employers Holdings, Inc.	5,886	247,035

Enstar Group Ltd.*	2,234	374,351

FBL Financial Group, Inc. “A”	1,831	120,205

FedNat Holding, Co.	2,019	40,219

Genworth Financial, Inc. “A”*	92,940	433,100

Global Indemnity Ltd.	1,546	56,012

Goosehead Insurance, Inc.*	1,832	48,163

Greenlight Capital Re Ltd. “A”*	4,993	43,040

Hallmark Financial Services, Inc.*	2,175	23,251

HCI Group, Inc.	1,373	69,762

Health Insurance Innovations, Inc. “A”* (a)	2,386	63,778

Heritage Insurance Holdings, Inc.	3,592	52,874

Horace Mann Educators Corp.	7,561	283,159

Independence Holding Co.	877	30,870

Investors Title Co.	242	42,757

James River Group Holdings Ltd.	4,832	176,561

Kemper Corp.	9,742	646,674

Kingstone Companies, Inc.	1,772	31,347

Kinsale Capital Group, Inc.	3,638	202,127

Maiden Holdings Ltd.	12,537	20,686

MBIA, Inc.* (a)	16,340	145,753

National General Holdings Corp.	11,918	288,535

National Western Life Group, Inc. “A”	417	125,392

Navigators Group, Inc.	3,840	266,842

NI Holdings, Inc.*	1,683	26,474

Primerica, Inc.	7,948	776,599

ProAssurance Corp.	9,716	394,081

Protective Insurance Corp. “B”	1,893	31,518

RLI Corp.	7,223	498,315

Safety Insurance Group, Inc.	2,701	220,969

Selective Insurance Group, Inc.	10,701	652,119

State Auto Financial Corp.	3,001	102,154

Stewart Information Services Corp.	4,275	176,985

Third Point Reinsurance Ltd.*	13,616	131,258

Tiptree, Inc.	5,226	29,213

Trupanion, Inc.* (a)	4,697	119,586

United Fire Group, Inc.	3,910	216,810

United Insurance Holdings Corp.	3,636	60,430

	Shares	Value ($)

Universal Insurance Holdings, Inc.	5,821	220,732

		9,441,927

Mortgage Real Estate Investment Trusts (REITs) 1.1%

AG Mortgage Investment Trust, Inc.	5,132	81,753

Anworth Mortgage Asset Corp.	18,282	73,859

Apollo Commercial Real Estate Finance, Inc.	22,646	377,282

Arbor Realty Trust, Inc.	12,088	121,726

Ares Commercial Real Estate Corp.	4,789	62,449

ARMOUR Residential REIT, Inc.	7,750	158,875

Blackstone Mortgage Trust, Inc.	20,653	658,005

Capstead Mortgage Corp.	16,503	110,075

Cherry Hill Mortgage Investment Corp.	2,793	48,989

Colony Credit Real Estate, Inc.	15,538	245,345

Dynex Capital, Inc.	10,538	60,277

Exantas Capital Corp.	5,725	57,365

Granite Point Mortgage Trust, Inc.	7,747	139,678

Great Ajax Corp.	3,063	36,909

Invesco Mortgage Capital, Inc.	20,775	300,822

KKR Real Estate Finance Trust, Inc.	3,931	75,279

Ladder Capital Corp.	16,994	262,897

New York Mortgage Trust, Inc.	28,596	168,431

Orchid Island Capital, Inc. (a)	9,307	59,472

PennyMac Mortgage Investment Trust	11,013	205,062

Ready Capital Corp.	3,370	46,607

Redwood Trust, Inc.	15,163	228,506

TPG RE Finance Trust, Inc.	6,461	118,107

Western Asset Mortgage Capital Corp.	8,417	70,198

		3,767,968

Thrifts & Mortgage Finance 2.3%

Axos Financial, Inc.*	10,968	276,174

Bank7 Corp.*	588	7,850

BankFinancial Corp.	2,509	37,510

Beneficial Bancorp., Inc.	12,623	180,383

Bridgewater Bancshares, Inc.*	4,187	44,173

BSB Bancorp., Inc.*	1,612	45,233

Capitol Federal Financial, Inc.	23,750	303,288

Columbia Financial, Inc.*	9,280	141,891

Dime Community Bancshares	5,868	99,639

Entegra Financial Corp.*	1,222	25,357

ESSA Bancorp., Inc.	1,656	25,850

Essent Group Ltd.*	17,728	605,943

Federal Agricultural Mortgage Corp. “C”	1,611	97,369

First Defiance Financial Corp.	3,722	91,226

Flagstar Bancorp., Inc.*	5,400	142,560

FS Bancorp, Inc.	707	30,316

Greene County Bancorp., Inc.	571	17,770

Hingham Institution for Savings	235	46,469

Home Bancorp., Inc.	1,459	51,649

HomeStreet, Inc.*	4,663	98,995

Impac Mortgage Holdings, Inc.*	2,055	7,768

Kearny Financial Corp.	16,765	214,927

LendingTree, Inc.*	1,464	321,450

Luther Burbank Corp.	3,695	33,329

Malvern Bancorp., Inc.*	1,500	29,595

Merchants Bancorp.	3,020	60,279

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	13

	Shares	Value ($)

Meridian Bancorp., Inc.	8,650	123,868

Meta Financial Group, Inc.	5,019	97,318

MGIC Investment Corp.*	66,455	695,119

Mr Cooper Group, Inc.*	13,647	159,260

NMI Holdings, Inc. “A”*	11,624	207,488

Northfield Bancorp., Inc.	7,854	106,422

Northwest Bancshares, Inc.	17,611	298,330

OceanFirst Financial Corp.	8,685	195,499

Oconee Federal Financial Corp.	299	7,445

Ocwen Financial Corp.*	22,034	29,526

OP Bancorp.*	2,318	20,561

Oritani Financial Corp.	7,348	108,383

PCSB Financial Corp.	3,092	60,480

PennyMac Financial Services, Inc.	3,717	79,023

Ponce de Leon Federal Bank*	1,616	20,588

Provident Bancorp., Inc.*	835	18,103

Provident Financial Services, Inc.	11,396	274,985

Prudential Bancorp., Inc.	1,575	27,720

Radian Group, Inc.	39,905	652,846

Riverview Bancorp., Inc.	3,700	26,936

SI Financial Group, Inc.	2,097	26,695

Southern Missouri Bancorp., Inc.	1,282	43,460

Sterling Bancorp., Inc.	4,000	27,800

Territorial Bancorp., Inc.	1,339	34,787

Timberland Bancorp., Inc.	1,211	27,005

TrustCo Bank Corp.	17,130	117,512

United Community Financial Corp.	9,151	80,986

United Financial Bancorp., Inc.	9,141	134,373

Walker & Dunlop, Inc.	5,100	220,575

Washington Federal, Inc.	15,455	412,803

Waterstone Financial, Inc.	4,524	75,822

Western New England Bancorp, Inc.	4,826	48,453

WSFS Financial Corp.	5,585	211,727

		7,708,891

Health Care 15.3%
Biotechnology 6.1%

Abeona Therapeutics, Inc.*	5,798	41,398

ACADIA Pharmaceuticals, Inc.*	18,066	292,127

Acceleron Pharma, Inc.*	7,164	311,992

Achaogen, Inc.* (a)	5,901	7,258

Achillion Pharmaceuticals, Inc.*	24,886	39,569

Acorda Therapeutics, Inc.*	7,912	123,269

Adamas Pharmaceuticals, Inc.* (a)	4,131	35,279

ADMA Biologics, Inc.* (a)	3,567	8,525

Aduro Biotech, Inc.*	12,057	31,830

Adverum Biotechnologies, Inc.*	10,241	32,259

Aeglea BioTherapeutics, Inc.*	3,068	22,979

Agenus, Inc.* (a)	14,769	35,150

AgeX Therapeutics, Inc.* (a)	1,634	4,886

Aimmune Therapeutics, Inc.*	8,142	194,757

Akebia Therapeutics, Inc.*	15,570	86,102

Albireo Pharma, Inc.*	1,714	42,044

Alder Biopharmaceuticals, Inc.*	10,463	107,246

Aldeyra Therapeutics, Inc.*	3,822	31,723

Allakos, Inc.*	1,534	80,182

Allena Pharmaceuticals, Inc.*	2,181	11,886

Allogene Therapeutics, Inc.* (a)	3,930	105,835

AMAG Pharmaceuticals, Inc.*	6,314	95,910

Amicus Therapeutics, Inc.*	35,038	335,664

AnaptysBio, Inc.*	3,877	247,314

Apellis Pharmaceuticals, Inc.*	6,788	89,534

Aptinyx, Inc.*	2,460	40,688

	Shares	Value ($)

Arbutus Biopharma Corp.*	6,646	25,454

Arcus Biosciences, Inc.* (a)	5,721	61,615

Ardelyx, Inc.*	8,100	14,499

Arena Pharmaceuticals, Inc.*	9,103	354,562

ArQule, Inc.*	20,170	55,871

Array BioPharma, Inc.*	37,890	539,932

Arrowhead Pharmaceuticals, Inc.*	15,992	198,621

Arsanis, Inc.*	857	1,988

Atara Biotherapeutics, Inc.*	7,688	267,081

Athenex, Inc.*	7,889	100,111

Athersys, Inc.*	20,627	29,703

Audentes Therapeutics, Inc.*	6,822	145,445

AVEO Pharmaceuticals, Inc.*	19,128	30,605

Avid Bioservices, Inc.*	9,530	39,073

Avrobio, Inc.*	1,124	18,715

Bellicum Pharmaceuticals, Inc.*	7,488	21,865

BioCryst Pharmaceuticals, Inc.*	20,241	163,345

Biohaven Pharmaceutical Holding Co., Ltd.*	5,162	190,891

BioSpecifics Technologies Corp.*	1,041	63,085

BioTime, Inc.* (a)	16,346	14,924

Blueprint Medicines Corp.*	7,584	408,853

Calithera Biosciences, Inc.*	5,955	23,880

Calyxt, Inc.*	1,265	13,105

Cara Therapeutics, Inc.* (a)	6,044	78,572

CareDx, Inc.*	6,449	162,128

CASI Pharmaceuticals, Inc.*	9,383	37,720

Catalyst Biosciences, Inc.*	2,238	17,658

Catalyst Pharmaceuticals, Inc.*	17,299	33,214

Celcuity, Inc.*	1,097	26,317

Cellular Biomedicine Group, Inc.*	2,183	38,552

ChemoCentryx, Inc.*	3,863	42,145

Chimerix, Inc.*	8,328	21,403

Clovis Oncology, Inc.*	8,632	155,031

Cohbar, Inc.*	4,199	13,059

Coherus Biosciences, Inc.*	9,656	87,387

Concert Pharmaceuticals, Inc.*	4,008	50,300

Constellation Pharmaceuticals, Inc.*	913	3,661

Corbus Pharmaceuticals Holdings, Inc.* (a)	8,827	51,550

Corvus Pharmaceuticals, Inc.*	2,610	9,579

Crinetics Pharmaceuticals, Inc.*	1,284	38,507

CTI BioPharma Corp.*	9,620	7,057

Cue Biopharma, Inc.*	3,329	15,646

Cytokinetics, Inc.*	8,643	54,624

CytomX Therapeutics, Inc.*	8,254	124,635

Deciphera Pharmaceuticals, Inc.*	1,665	34,948

Denali Therapeutics, Inc.* (a)	8,460	174,784

Dicerna Pharmaceuticals, Inc.*	9,868	105,489

Dynavax Technologies Corp.*	11,194	102,425

Eagle Pharmaceuticals, Inc.*	1,959	78,928

Editas Medicine, Inc.*	8,580	195,195

Eidos Therapeutics, Inc.* (a)	1,298	17,860

Emergent BioSolutions, Inc.*	8,366	495,936

Enanta Pharmaceuticals, Inc.*	3,075	217,802

Epizyme, Inc.*	10,866	66,935

Equillium, Inc.*	920	7,507

Esperion Therapeutics, Inc.* (a)	4,191	192,786

Evelo Biosciences, Inc.*	2,496	32,473

Fate Therapeutics, Inc.*	11,139	142,913

Fennec Pharmaceuticals, Inc.*	2,138	13,640

FibroGen, Inc.*	14,050	650,234

Five Prime Therapeutics, Inc.*	5,835	54,265

The accompanying notes are an integral part of the financial statements.

14	|	DWS Small Cap Index VIP

	Shares	Value ($)

Flexion Therapeutics, Inc.*	6,315	71,486

Fortress Biotech, Inc.*	6,467	5,562

Forty Seven, Inc.*	1,457	22,904

G1 Therapeutics, Inc.*	4,182	80,085

Genomic Health, Inc.*	3,893	250,748

Geron Corp.*	31,698	31,698

Global Blood Therapeutics, Inc.*	9,156	375,854

GlycoMimetics, Inc.*	6,324	59,888

Gritstone Oncology, Inc.*	1,260	19,467

GTx, Inc.*	869	678

Halozyme Therapeutics, Inc.*	23,089	337,792

Heron Therapeutics, Inc.*	12,643	327,959

Homology Medicines, Inc.*	3,136	70,121

Idera Pharmaceuticals, Inc.*	3,747	10,379

Immune Design Corp.*	5,848	7,602

ImmunoGen, Inc.*	26,687	128,098

Immunomedics, Inc.*	27,058	386,118

Inovio Pharmaceuticals, Inc.*	15,536	62,144

Insmed, Inc.*	14,014	183,864

Insys Therapeutics, Inc.* (a)	4,843	16,951

Intellia Therapeutics, Inc.*	6,246	85,258

Intercept Pharmaceuticals, Inc.*	4,015	404,672

Intrexon Corp.*	13,683	89,487

Invitae Corp.*	11,975	132,443

Iovance Biotherapeutics, Inc.*	19,432	171,973

Ironwood Pharmaceuticals, Inc.*	25,669	265,931

Jounce Therapeutics, Inc.*	2,760	9,301

Kadmon Holdings, Inc.*	18,327	38,120

Karyopharm Therapeutics, Inc.*	9,116	85,417

Kezar Life Sciences, Inc.*	913	21,547

Kindred Biosciences, Inc.*	5,701	62,426

Kiniksa Pharmaceuticals Ltd. “A”*	1,183	33,230

Kodiak Sciences, Inc.*	1,705	12,106

Kura Oncology, Inc.*	5,228	73,401

La Jolla Pharmaceutical Co.* (a)	4,033	38,031

Lexicon Pharmaceuticals, Inc.* (a)	8,140	54,050

Ligand Pharmaceuticals, Inc.*	3,845	521,766

LogicBio Therapeutics, Inc.*	1,472	15,309

Loxo Oncology, Inc.*	4,947	692,926

MacroGenics, Inc.*	7,372	93,624

Madrigal Pharmaceuticals, Inc.* (a)	1,294	145,860

Magenta Therapeutics, Inc.*	671	3,825

MannKind Corp.* (a)	26,333	27,913

MediciNova, Inc.* (a)	7,490	61,193

MeiraGTx Holdings PLC*	609	5,871

Mersana Therapeutics, Inc.*	2,393	9,763

Minerva Neurosciences, Inc.*	5,755	38,789

Miragen Therapeutics, Inc.*	4,821	14,608

Mirati Therapeutics, Inc.*	3,759	159,457

Molecular Templates, Inc.*	1,703	6,880

Momenta Pharmaceuticals, Inc.*	14,464	159,683

Mustang Bio, Inc.*	3,134	9,214

Myriad Genetics, Inc.*	12,904	375,119

NantKwest, Inc.*	5,947	6,899

Natera, Inc.*	6,123	85,477

Neon Therapeutics, Inc.*	1,081	5,437

NewLink Genetics Corp.*	5,327	8,097

Novavax, Inc.* (a)	69,386	127,670

Nymox Pharmaceutical Corp.*	5,543	7,261

OPKO Health, Inc.*	58,720	176,747

Organovo Holdings, Inc.* (a)	19,047	18,230

Ovid therapeutics, Inc.*	2,265	5,481

Palatin Technologies, Inc.*	36,862	26,113

	Shares	Value ($)

PDL BioPharma, Inc.*	26,021	75,461

Pfenex, Inc.*	5,287	16,866

Pieris Pharmaceuticals, Inc.*	9,780	26,015

PolarityTE, Inc.* (a)	1,948	26,279

Portola Pharmaceuticals, Inc.* (a)	11,858	231,468

Principia Biopharma, Inc.*	1,036	28,376

Progenics Pharmaceuticals, Inc.*	15,645	65,709

Proteostasis Therapeutics, Inc.*	6,254	20,263

Prothena Corp. PLC*	7,553	77,796

PTC Therapeutics, Inc.*	8,298	284,787

Puma Biotechnology, Inc.*	5,380	109,483

Ra Pharmaceuticals, Inc.*	2,717	49,449

Radius Health, Inc.*	7,280	120,047

Recro Pharma, Inc.*	3,046	21,627

REGENXBIO, Inc.*	5,905	247,715

Repligen Corp.*	7,244	382,049

Replimune Group, Inc.*	1,366	13,660

Retrophin, Inc.*	7,653	173,187

Rhythm Pharmaceuticals, Inc.*	2,823	75,882

Rigel Pharmaceuticals, Inc.*	31,025	71,357

Rocket Pharmaceuticals, Inc.*	3,925	58,168

Rubius Therapeutics, Inc.*	2,242	36,051

Sangamo Therapeutics, Inc.*	18,519	212,598

Savara, Inc.*	5,279	39,962

Scholar Rock Holding Corp.*	1,139	26,163

Selecta Biosciences, Inc.*	3,384	9,001

Seres Therapeutics, Inc.*	4,164	18,821

Solid Biosciences, Inc.*	2,269	60,809

Sorrento Therapeutics, Inc.* (a)	20,356	48,854

Spark Therapeutics, Inc.*	5,719	223,842

Spectrum Pharmaceuticals, Inc.*	18,448	161,420

Spero Therapeutics, Inc.*	1,692	10,406

Spring Bank Pharmaceuticals, Inc.*	2,623	27,253

Stemline Therapeutics, Inc.*	5,338	50,711

Surface Oncology, Inc.*	2,648	11,228

Sutro Biopharma, Inc.*	1,144	10,319

Syndax Pharmaceuticals, Inc.*	2,450	10,903

Synergy Pharmaceuticals, Inc.*	45,634	5,198

Synlogic, Inc.*	2,897	20,308

Syros Pharmaceuticals, Inc.*	4,608	25,667

T2 Biosystems, Inc.*	5,850	17,609

TG Therapeutics, Inc.*	11,837	48,532

Tocagen, Inc.*	3,210	26,354

Translate Bio, Inc.*	1,756	13,170

Twist Bioscience Corp.*	919	21,220

Tyme Technologies, Inc.* (a)	19,082	70,413

Ultragenyx Pharmaceutical, Inc.*	8,762	380,972

UNITY Biotechnology, Inc.* (a)	4,552	74,016

Unum Therapeutics, Inc.*	3,392	14,925

Vanda Pharmaceuticals, Inc.*	9,436	246,563

Veracyte, Inc.*	5,023	63,189

Verastem, Inc.* (a)	12,774	42,921

Vericel Corp.*	8,001	139,217

Viking Therapeutics, Inc.* (a)	11,006	84,196

Vital Therapies, Inc.* (a)	5,718	1,065

Voyager Therapeutics, Inc.*	4,033	37,910

Xencor, Inc.*	8,548	309,096

XOMA Corp.* (a)	1,202	15,205

Y-mAbs Therapeutics, Inc.*	1,264	25,710

Zafgen, Inc.*	5,645	27,943

ZIOPHARM Oncology, Inc.* (a)	24,740	46,264

		20,619,145

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	15

	Shares	Value ($)

Health Care Equipment & Supplies 3.7%

Accuray, Inc.*	15,896	54,205

AngioDynamics, Inc.*	6,594	132,737

Anika Therapeutics, Inc.*	2,513	84,462

Antares Pharma, Inc.*	26,004	70,731

AtriCure, Inc.*	6,784	207,590

Atrion Corp.	263	194,904

Avanos Medical, Inc.*	8,607	385,508

AxoGen, Inc.*	6,264	127,974

Axonics Modulation Technologies, Inc.*	1,272	19,220

Cardiovascular Systems, Inc.*	6,237	177,692

Cerus Corp.*	24,327	123,338

CONMED Corp.	4,659	299,108

CryoLife, Inc.*	6,567	186,371

CryoPort, Inc.*	4,698	51,819

Cutera, Inc.*	2,533	43,112

CytoSorbents Corp.*	5,332	43,083

ElectroCore, Inc.*	1,071	6,704

Endologix, Inc.*	15,607	11,175

FONAR Corp.*	1,191	24,106

GenMark Diagnostics, Inc.*	9,724	47,259

Glaukos Corp.*	6,270	352,186

Globus Medical, Inc. “A”*	13,412	580,471

Haemonetics Corp.*	9,567	957,178

Helius Medical Technologies, Inc.* (a)	3,050	27,938

Heska Corp.*	1,206	103,837

Inogen, Inc.*	3,290	408,519

Integer Holdings Corp.*	5,768	439,868

IntriCon, Corp.*	1,344	35,455

Invacare Corp.	6,294	27,064

iRadimed Corp.*	654	15,997

iRhythm Technologies, Inc.*	4,465	310,228

Lantheus Holdings, Inc.*	6,978	109,206

LeMaitre Vascular, Inc.	2,924	69,123

LivaNova PLC*	8,945	818,199

Meridian Bioscience, Inc.	7,705	133,759

Merit Medical Systems, Inc.*	9,818	547,943

Natus Medical, Inc.*	6,015	204,690

Neogen Corp.*	9,258	527,706

Neuronetics, Inc.*	1,175	22,736

Nevro Corp.*	5,324	207,050

Novocure Ltd.*	13,573	454,424

NuVasive, Inc.*	9,474	469,531

Nuvectra Corp.*	3,164	51,700

NxStage Medical, Inc.*	12,064	345,272

OraSure Technologies, Inc.*	10,858	126,821

Orthofix Medical, Inc.*	3,187	167,286

OrthoPediatrics Corp.*	1,297	45,239

Oxford Immunotec Global PLC*	4,473	57,165

Pulse Biosciences, Inc.* (a)	2,165	24,811

Quidel Corp.*	6,276	306,394

Rockwell Medical, Inc.* (a)	8,999	20,338

RTI Surgical, Inc.*	10,252	37,932

SeaSpine Holdings Corp.*	2,704	49,321

Senseonics Holdings, Inc.* (a)	15,738	40,761

SI-BONE, Inc.*	1,535	32,066

Sientra, Inc.*	4,357	55,378

STAAR Surgical Co.*	8,053	256,971

SurModics, Inc.*	2,379	112,432

Tactile Systems Technology, Inc.*	3,257	148,356

Tandem Diabetes Care, Inc.*	9,359	355,361

TransEnterix, Inc.* (a)	30,282	68,437

	Shares	Value ($)

Utah Medical Products, Inc.	600	49,848

Vapotherm, Inc.*	849	16,938

Varex Imaging Corp.*	6,954	164,671

ViewRay, Inc.* (a)	11,217	68,087

Wright Medical Group NV*	22,904	623,447

		12,339,238

Health Care Providers & Services 1.9%

AAC Holdings, Inc.*	2,523	3,532

Addus HomeCare Corp.*	1,758	119,333

Amedisys, Inc.*	4,920	576,181

American Renal Associates Holdings, Inc.*	2,460	28,339

AMN Healthcare Services, Inc.*	8,503	481,780

Apollo Medical Holdings, Inc.*	598	11,870

BioScrip, Inc.*	23,784	84,909

BioTelemetry, Inc.*	6,058	361,784

Brookdale Senior Living, Inc.*	34,262	229,555

Capital Senior Living Corp.*	4,738	32,218

Civitas Solutions, Inc.*	2,871	50,271

Community Health Systems, Inc.* (a)	15,744	44,398

CorVel Corp.*	1,698	104,801

Cross Country Healthcare, Inc.*	6,553	48,033

Diplomat Pharmacy, Inc.*	10,295	138,571

Genesis Healthcare, Inc.*	10,506	12,397

Guardant Health, Inc.* (a)	2,662	100,065

HealthEquity, Inc.*	9,938	592,802

LHC Group, Inc.*	5,426	509,393

Magellan Health, Inc.*	4,522	257,257

National Healthcare Corp.	2,218	174,002

National Research Corp. “A”	2,089	79,674

Owens & Minor, Inc.	11,082	70,149

Patterson Companies, Inc.	15,171	298,262

PetIQ, Inc.*	2,880	67,594

Providence Service Corp.*	2,032	121,961

Quorum Health Corp.*	5,349	15,459

R1 RCM, Inc.*	19,008	151,114

RadNet, Inc.*	7,466	75,929

Select Medical Holdings Corp.*	19,932	305,956

Surgery Partners, Inc.*	3,532	34,578

Tenet Healthcare Corp.*	15,504	265,738

The Ensign Group, Inc.	9,177	355,976

Tivity Health, Inc.*	7,291	180,890

Triple-S Management Corp. “B”*	4,155	72,255

U.S. Physical Therapy, Inc.	2,319	237,350

		6,294,376

Health Care Technology 1.2%

Allscripts Healthcare Solutions, Inc.*	32,013	308,605

Castlight Health, Inc. “B”*	14,378	31,200

Computer Programs & Systems, Inc. (a)	2,091	52,484

Evolent Health, Inc. “A”*	12,668	252,727

HealthStream, Inc.	4,854	117,224

HMS Holdings Corp.*	15,265	429,404

Inovalon Holdings, Inc. “A”* (a)	12,548	177,931

Inspire Medical Systems, Inc.*	2,179	92,063

Medidata Solutions, Inc.*	10,631	716,742

NantHealth, Inc.* (a)	3,483	1,895

NextGen Healthcare, Inc.*	9,959	150,879

Omnicell, Inc.*	7,124	436,274

Simulations Plus, Inc.	2,158	42,944

Tabula Rasa HealthCare, Inc.*	3,252	207,348

The accompanying notes are an integral part of the financial statements.

16	|	DWS Small Cap Index VIP

	Shares	Value ($)

Teladoc Health Inc* (a)	12,371	613,230

Vocera Communications, Inc.*	5,550	218,393

		3,849,343

Life Sciences Tools & Services 0.5%

Accelerate Diagnostics, Inc.* (a)	4,786	55,039

Cambrex Corp.*	6,175	233,168

ChromaDex Corp.*	7,218	24,758

Codexis, Inc.*	9,309	155,460

Enzo Biochem, Inc.*	8,717	24,233

Fluidigm Corp.*	4,927	42,471

Harvard Bioscience, Inc.*	6,603	20,998

Luminex Corp.	7,585	175,289

Medpace Holdings, Inc.*	3,965	209,867

NanoString Technologies, Inc.*	4,659	69,093

NeoGenomics, Inc.*	11,826	149,126

Pacific Biosciences of California, Inc.*	25,174	186,288

Quanterix Corp.*	1,538	28,161

Syneos Health, Inc.*	11,404	448,747

		1,822,698

Pharmaceuticals 1.9%

Aclaris Therapeutics, Inc.*	6,409	47,362

Aerie Pharmaceuticals, Inc.*	6,476	233,784

Akcea Therapeutics, Inc.* (a)	2,397	72,246

Akorn, Inc.*	17,551	59,498

Amneal Pharmaceuticals, Inc.*	15,962	215,966

Amphastar Pharmaceuticals, Inc.*	6,519	129,728

Ampio Pharmaceuticals, Inc.*	14,909	5,886

ANI Pharmaceuticals, Inc.*	1,519	68,385

Aquestive Therapeutics, Inc.*	956	6,023

Aratana Therapeutics, Inc.*	8,914	54,643

Arvinas Holding Co. LLC*	1,406	18,067

Assembly Biosciences, Inc.*	3,901	88,241

Assertio Therapeutics, Inc.*	10,937	39,483

Clearside Biomedical, Inc.*	5,251	5,619

Collegium Pharmaceutical, Inc.* (a)	5,516	94,710

Corcept Therapeutics, Inc.* (a)	17,953	239,852

Cymabay Therapeutics, Inc.*	11,075	87,160

Dermira, Inc.*	6,436	46,275

Dova Pharmaceuticals, Inc.* (a)	2,214	16,782

Durect Corp.*	29,458	14,231

Eloxx Pharmaceuticals, Inc.*	4,043	48,556

Endo International PLC*	41,136	300,293

Evolus, Inc.*	1,688	20,087

Horizon Pharma PLC*	31,008	605,896

Innovate Biopharmaceuticals, Inc.* (a)	3,476	8,030

Innoviva, Inc.*	12,660	220,917

Intersect ENT, Inc.*	5,570	156,963

Intra-Cellular Therapies, Inc.*	8,418	95,881

Kala Pharmaceuticals, Inc.*	3,186	15,579

Lannett Co., Inc.* (a)	5,292	26,248

Liquidia Technologies, Inc.*	894	19,364

Mallinckrodt PLC*	15,254	241,013

Marinus Pharmaceuticals, Inc.*	6,842	19,636

Medicines Co.*	12,779	244,590

Melinta Therapeutics, Inc.*	6,271	4,971

Menlo Therapeutics, Inc.*	1,764	7,268

MyoKardia, Inc.*	6,242	304,984

Neos Therapeutics, Inc.*	8,267	13,641

Ocular Therapeutix, Inc.*	6,052	24,087

	Shares	Value ($)

Odonate Therapeutics, Inc.*	1,251	17,614

Omeros Corp.* (a)	8,417	93,765

Optinose, Inc.* (a)	3,526	21,861

Osmotica Pharmaceuticals PLC*	1,755	13,601

Pacira Pharmaceuticals, Inc.*	7,333	315,466

Paratek Pharmaceuticals, Inc.* (a)	5,914	30,339

Phibro Animal Health Corp. “A”	3,817	122,755

Prestige Consumer Healthcare, Inc.*	9,535	294,441

Reata Pharmaceuticals, Inc. “A”*	3,397	190,572

resTORbio, Inc.*	1,216	10,482

Revance Therapeutics, Inc.*	5,902	118,807

scPharmaceuticals, Inc.*	1,379	5,185

Sienna Biopharmaceuticals, Inc.*	2,787	6,466

SIGA Technologies, Inc.*	9,761	77,112

Supernus Pharmaceuticals, Inc.*	9,071	301,339

Teligent, Inc.* (a)	7,372	10,100

Tetraphase Pharmaceuticals, Inc.*	9,711	10,973

TherapeuticsMD, Inc.* (a)	33,995	129,521

Theravance Biopharma, Inc.* (a)	7,994	204,566

Tricida, Inc.*	2,166	51,074

Verrica Pharmaceuticals, Inc.*	1,051	8,566

WaVe Life Sciences Ltd.* (a)	3,201	134,570

Xeris Pharmaceuticals, Inc.*	1,209	20,553

Zogenix, Inc.*	7,775	283,476

Zomedica Pharmaceuticals Corp.* (a)	7,406	9,109

		6,404,258

Industrials 14.5%
Aerospace & Defense 1.2%

AAR Corp.	6,082	227,102

Aerojet Rocketdyne Holdings, Inc.*	13,311	468,946

Aerovironment, Inc.*	3,937	267,519

Astronics Corp.*	3,899	118,725

Axon Enterprise, Inc.*	10,624	464,800

Cubic Corp.	4,646	249,676

Ducommun, Inc.*	1,889	68,608

Engility Holdings, Inc.*	3,257	92,694

Esterline Technologies Corp.*	4,838	587,575

Kratos Defense & Security Solutions, Inc.*	16,154	227,610

Maxar Technologies Ltd.	10,415	124,563

Mercury Systems, Inc.*	8,706	411,707

Moog, Inc. “A”	5,919	458,604

National Presto Industries, Inc.	918	107,333

Sparton Corp.*	1,635	29,741

The Keyw Holding Corp.*	9,137	61,127

Triumph Group, Inc.	9,026	103,799

Vectrus, Inc.*	2,131	45,987

Wesco Aircraft Holdings, Inc.*	9,808	77,483

		4,193,599

Air Freight & Logistics 0.3%

Air Transport Services Group, Inc.*	10,796	246,257

Atlas Air Worldwide Holdings, Inc.*	4,326	182,514

Echo Global Logistics, Inc.*	5,016	101,975

Forward Air Corp.	5,379	295,038

Hub Group, Inc. “A”*	5,970	221,308

Radiant Logistics, Inc.*	7,541	32,049

		1,079,141

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	17

	Shares	Value ($)

Airlines 0.5%

Allegiant Travel Co.	2,360	236,519

Hawaiian Holdings, Inc.	9,040	238,746

Mesa Air Group, Inc.*	1,845	14,225

SkyWest, Inc.	9,351	415,839

Spirit Airlines, Inc.*	12,643	732,283

		1,637,612

Building Products 1.2%

AAON, Inc.	7,542	264,423

Advanced Drainage Systems, Inc.	6,761	163,954

American Woodmark Corp.*	2,566	142,875

Apogee Enterprises, Inc.	5,035	150,295

Armstrong Flooring, Inc.*	3,960	46,886

Builders FirstSource, Inc.*	20,996	229,066

Caesarstone Ltd. (a)	4,140	56,221

Continental Building Products, Inc.*	6,863	174,663

CSW Industrials, Inc.*	2,847	137,653

Gibraltar Industries, Inc.*	5,838	207,774

Griffon Corp.	6,425	67,141

Insteel Industries, Inc.	3,259	79,129

JELD-WEN Holding, Inc.*	12,492	177,511

Masonite International Corp.*	4,856	217,695

NCI Building Systems, Inc.*	7,899	57,268

Patrick Industries, Inc.*	4,238	125,487

PGT Innovations, Inc.*	10,419	165,141

Quanex Building Products Corp.	6,538	88,851

Simpson Manufacturing Co., Inc.	7,596	411,172

Trex Co., Inc.*	10,882	645,956

Universal Forest Products, Inc.	11,121	288,701

		3,897,862

Commercial Services & Supplies 2.6%

ABM Industries, Inc.	12,126	389,366

Acco Brands Corp.	19,301	130,861

Advanced Disposal Services, Inc.*	13,317	318,809

Brady Corp. “A”	8,779	381,535

BrightView Holdings, Inc.*	4,602	46,986

Casella Waste Systems, Inc. “A”*	7,382	210,313

CECO Environmental Corp.*	5,717	38,590

Charah Solutions, Inc.*	1,307	10,913

Cimpress NV*	4,047	418,541

CompX International, Inc.	395	5,376

Covanta Holding Corp.	21,619	290,127

Deluxe Corp.	8,513	327,240

Ennis, Inc.	4,654	89,590

Essendant, Inc. (a)	6,738	84,764

Healthcare Services Group, Inc.	13,644	548,216

Heritage-Crystal Clean, Inc.*	2,613	60,125

Herman Miller, Inc.	10,894	329,543

HNI Corp.	7,937	281,208

Interface, Inc.	10,680	152,190

Kimball International, Inc. “B”	6,597	93,611

Knoll, Inc.	9,027	148,765

LSC Communications, Inc.	5,898	41,286

Matthews International Corp. “A”	5,759	233,931

McGrath RentCorp.	4,383	225,637

Mobile Mini, Inc.	8,170	259,398

MSA Safety, Inc.	6,287	592,675

Multi-Color Corp.	2,601	91,269

NL Industries, Inc.*	1,487	5,219

PICO Holdings, Inc.*	3,587	32,785

Pitney Bowes, Inc.	34,574	204,332

	Shares	Value ($)

Quad Graphics, Inc.	5,812	71,604

R.R. Donnelley & Sons Co.	12,460	49,342

SP Plus Corp.*	4,239	125,220

Steelcase, Inc. “A”	15,489	229,702

Team, Inc.* (a)	5,551	81,322

Tetra Tech, Inc.	10,215	528,831

The Brink’s Co.	9,256	598,400

U.S. Ecology, Inc.	4,003	252,109

UniFirst Corp.	2,818	403,171

Viad Corp.	3,710	185,834

VSE Corp.	1,636	48,933

		8,617,669

Construction & Engineering 1.0%

Aegion Corp.*	5,727	93,465

Ameresco, Inc. “A”*	3,540	49,914

Argan, Inc.	2,706	102,395

Comfort Systems U.S.A., Inc.	6,793	296,718

Dycom Industries, Inc.*	5,599	302,570

EMCOR Group, Inc.	10,544	629,371

Granite Construction, Inc.	8,131	327,517

Great Lakes Dredge & Dock Co.*	10,827	71,675

HC2 Holdings, Inc.*	7,415	19,575

IES Holdings, Inc.*	1,464	22,765

Infrastructure and Energy Alternatives, Inc.*	3,204	26,241

KBR, Inc.	25,856	392,494

MasTec, Inc.*	11,662	473,011

MYR Group, Inc.*	3,042	85,693

Northwest Pipe Co.*	1,648	38,382

NV5 Holdings, Inc.*	1,755	106,265

Orion Group Holdings, Inc.*	4,962	21,287

Primoris Services Corp.	7,605	145,484

Sterling Construction Co., Inc.*	5,079	55,310

Tutor Perini Corp.*	6,738	107,606

Willscot Corp.*	6,690	63,020

		3,430,758

Electrical Equipment 0.7%

Allied Motion Technologies, Inc.	1,312	58,633

Atkore International Group, Inc.*	7,177	142,392

AZZ, Inc.	4,810	194,132

Babcock & Wilcox Enterprises, Inc.*	6,000	2,342

Encore Wire Corp.	3,785	189,931

Energous Corp.* (a)	4,374	25,325

EnerSys	7,754	601,788

Enphase Energy, Inc.* (a)	16,258	76,900

FuelCell Energy, Inc.* (a)	15,235	8,387

Generac Holdings, Inc.*	11,163	554,801

Plug Power, Inc.* (a)	39,879	49,450

Powell Industries, Inc.	1,624	40,616

Preformed Line Products Co.	538	29,187

Sunrun, Inc.*	17,855	194,441

Thermon Group Holdings, Inc.*	5,938	120,423

TPI Composites, Inc.*	2,737	67,276

Vicor Corp.*	3,238	122,364

Vivint Solar, Inc.*	5,500	20,955

		2,499,343

Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,570	237,768

Machinery 3.6%

Actuant Corp. “A”	11,208	235,256

The accompanying notes are an integral part of the financial statements.

18	|	DWS Small Cap Index VIP

	Shares	Value ($)

Alamo Group, Inc.	1,742	134,691

Albany International Corp. “A”	5,290	330,255

Altra Industrial Motion Corp.	11,000	276,650

Astec Industries, Inc.	4,130	124,685

Barnes Group, Inc.	8,826	473,250

Blue Bird Corp.*	2,433	44,256

Briggs & Stratton Corp.	7,673	100,363

Chart Industries, Inc.*	5,703	370,866

CIRCOR International, Inc.	2,970	63,261

Columbus McKinnon Corp.	4,133	124,569

Commercial Vehicle Group, Inc.*	5,757	32,815

DMC Global, Inc.	2,645	92,892

Douglas Dynamics, Inc.	4,094	146,934

Energy Recovery, Inc.* (a)	6,508	43,799

EnPro Industries, Inc.	3,758	225,856

ESCO Technologies, Inc.	4,724	311,548

Evoqua Water Technologies Corp.*	13,687	131,395

Federal Signal Corp.	10,863	216,174

Franklin Electric Co., Inc.	8,513	365,037

FreightCar America, Inc.*	2,340	15,655

Gencor Industries, Inc.*	1,823	19,998

Global Brass & Copper Holdings, Inc.	4,000	100,600

Gorman-Rupp Co.	3,207	103,939

Graham Corp.	1,680	38,371

Greenbrier Companies, Inc.	5,826	230,360

Harsco Corp.*	14,901	295,934

Hillenbrand, Inc.	11,611	440,405

Hurco Companies, Inc.	1,178	42,055

Hyster-Yale Materials Handling, Inc.	1,888	116,980

John Bean Technologies Corp.	5,758	413,482

Kadant, Inc.	2,019	164,468

Kennametal, Inc.	14,988	498,801

L.B. Foster Co. “A”*	1,865	29,654

Lindsay Corp.	1,961	188,746

Lydall, Inc.*	3,135	63,672

Manitex International, Inc.*	2,718	15,438

Manitowoc Co., Inc.*	6,631	97,940

Meritor, Inc.*	14,948	252,771

Milacron Holdings Corp.*	12,637	150,254

Miller Industries, Inc.	2,077	56,079

Mueller Industries, Inc.	10,349	241,753

Mueller Water Products, Inc. “A”	28,397	258,413

Navistar International Corp.*	9,033	234,406

NN, Inc.	7,678	51,519

Omega Flex, Inc.	507	27,413

Park-Ohio Holdings Corp.	1,720	52,787

Proto Labs, Inc.*	4,985	562,258

RBC Bearings, Inc.*	4,419	579,331

REV Group, Inc.	5,639	42,349

Rexnord Corp.*	19,227	441,260

Spartan Motors, Inc.	6,267	45,310

SPX Corp.*	7,893	221,083

SPX FLOW, Inc.*	7,796	237,154

Standex International Corp.	2,315	155,522

Sun Hydraulics Corp.	5,364	178,031

Tennant Co.	3,259	169,826

The Eastern Co.	1,084	26,211

Titan International, Inc.	9,434	43,962

TriMas Corp.*	8,353	227,953

Twin Disc, Inc.*	1,651	24,352

Wabash National Corp.	10,113	132,278

	Shares	Value ($)

Watts Water Technologies, Inc. “A”	5,101	329,168

Woodward, Inc.	9,877	733,762

		12,196,255

Marine 0.1%

Costamare, Inc.	8,752	38,421

Eagle Bulk Shipping, Inc.*	9,009	41,532

Genco Shipping & Trading Ltd.*	2,020	15,938

Matson, Inc.	7,758	248,411

Safe Bulkers, Inc.*	9,520	16,946

Scorpio Bulkers, Inc.	10,931	60,448

		421,696

Professional Services 1.5%

Acacia Research Corp.*	9,463	28,200

ASGN, Inc.*	9,335	508,757

Barrett Business Services, Inc.	1,303	74,597

BG Staffing, Inc.	1,608	33,205

CBIZ, Inc.*	9,556	188,253

CRA International, Inc.	1,435	61,059

Exponent, Inc.	9,468	480,122

Forrester Research, Inc.	1,931	86,316

Franklin Covey Co.*	1,857	41,467

FTI Consulting, Inc.*	6,997	466,280

GP Strategies Corp.*	2,455	30,958

Heidrick & Struggles International, Inc.	3,502	109,227

Huron Consulting Group, Inc.*	4,104	210,576

ICF International, Inc.	3,293	213,321

Innerworkings, Inc.*	8,075	30,200

Insperity, Inc.	7,055	658,655

Kelly Services, Inc. “A”	5,619	115,077

Kforce, Inc.	4,224	130,606

Korn/Ferry International	10,551	417,187

Mistras Group, Inc.*	3,298	47,425

Navigant Consulting, Inc.	7,748	186,339

Resources Connection, Inc.	5,568	79,066

TriNet Group, Inc.*	8,055	337,907

TrueBlue, Inc.*	7,431	165,340

Upwork, Inc.* (a)	2,301	41,671

WageWorks, Inc.*	7,267	197,372

Willdan Group, Inc.*	1,772	61,985

		5,001,168

Road & Rail 0.5%

ArcBest Corp.	4,690	160,679

Avis Budget Group, Inc.*	12,260	275,605

Covenant Transportation Group, Inc. “A”*	2,328	44,698

Daseke, Inc.*	7,733	28,457

Heartland Express, Inc.	8,430	154,269

Hertz Global Holdings, Inc.*	10,166	138,766

Marten Transport Ltd.	7,266	117,637

P.A.M. Transportation Services, Inc.*	420	16,552

Saia, Inc.*	4,748	265,033

U.S. Xpress Enterprises, Inc. “A”*	3,914	21,958

Universal Logistics Holdings, Inc.	1,559	28,202

USA Truck, Inc.*	1,496	22,395

Werner Enterprises, Inc.	8,674	256,230

YRC Worldwide, Inc.*	6,093	19,193

		1,549,674

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	19

	Shares	Value ($)

Trading Companies & Distributors 1.2%

Aircastle Ltd.	10,000	172,400

Applied Industrial Technologies, Inc.	7,020	378,659

Beacon Roofing Supply, Inc.*	12,498	396,437

BlueLinx Holdings, Inc.*	1,674	41,365

BMC Stock Holdings, Inc.*	12,251	189,646

CAI International, Inc.*	3,205	74,452

DXP Enterprises, Inc.*	2,977	82,880

EVI Industries, Inc. (a)	681	22,711

Foundation Building Materials, Inc.*	2,956	24,564

GATX Corp.	6,918	489,864

General Finance Corp.*	1,824	18,441

GMS, Inc.*	5,836	86,723

H&E Equipment Services, Inc.	5,901	120,498

Herc Holdings, Inc.*	4,489	116,669

Kaman Corp.	5,112	286,732

Lawson Products, Inc.*	1,280	40,448

MRC Global, Inc.*	15,307	187,205

Nexeo Solutions, Inc.* (a)	6,145	52,786

NOW, Inc.*	19,792	230,379

Rush Enterprises, Inc. “A”	5,473	188,709

Rush Enterprises, Inc. “B”	817	29,085

SiteOne Landscape Supply, Inc.*	7,431	410,711

Systemax, Inc.	2,293	54,780

Textainer Group Holdings Ltd.*	4,941	49,212

Titan Machinery, Inc.*	3,476	45,709

Triton International Ltd.	9,591	297,992

Veritiv Corp.*	2,091	52,212

Willis Lease Finance Corp.*	574	19,860

		4,161,129

Information Technology 14.4%
Communications Equipment 1.6%

Acacia Communications, Inc.*	5,008	190,304

ADTRAN, Inc.	8,837	94,909

Aerohive Networks, Inc.*	6,216	20,264

Applied Optoelectronics, Inc.* (a)	3,534	54,530

CalAmp Corp.*	6,259	81,430

Calix, Inc.*	8,087	78,848

Casa Systems, Inc.*	4,664	61,238

Ciena Corp.*	26,371	894,241

Clearfield, Inc.*	2,150	21,328

Comtech Telecommunications Corp.	4,227	102,885

DASAN Zhone Solutions, Inc.*	1,081	15,037

Digi International, Inc.*	5,024	50,692

Extreme Networks, Inc.*	21,621	131,888

Finisar Corp.*	21,578	466,085

Harmonic, Inc.*	15,590	73,585

Infinera Corp.*	28,020	111,800

InterDigital, Inc.	6,394	424,754

KVH Industries, Inc.*	3,080	31,693

Lumentum Holdings, Inc.*	13,662	573,941

NETGEAR, Inc.*	5,780	300,733

NetScout Systems, Inc.*	13,772	325,432

Plantronics, Inc.	6,089	201,546

Quantenna Communications, Inc.*	6,224	89,314

Ribbon Communications, Inc.*	9,847	47,463

ViaSat, Inc.* (a)	10,177	599,934

Viavi Solutions, Inc.*	41,907	421,165

		5,465,039

	Shares	Value ($)

Electronic Equipment, Instruments & Components 2.4%

Anixter International, Inc.*	5,420	294,360

Arlo Technologies, Inc.* (a)	2,245	22,405

AVX Corp.	8,469	129,152

Badger Meter, Inc.	5,216	256,679

Bel Fuse, Inc. “B”	1,697	31,259

Belden, Inc.	7,500	313,275

Benchmark Electronics, Inc.	8,055	170,605

Control4 Corp.*	4,904	86,310

CTS Corp.	5,938	153,735

Daktronics, Inc.	6,917	51,186

Electro Scientific Industries, Inc.*	6,003	179,850

ePlus, Inc.*	2,486	176,929

Fabrinet*	6,606	338,954

FARO Technologies, Inc.*	3,155	128,219

Fitbit, Inc. “A”* (a)	39,813	197,871

II-VI, Inc.*	11,634	377,640

Insight Enterprises, Inc.*	6,451	262,878

Iteris, Inc.*	4,585	17,102

Itron, Inc.*	6,269	296,461

KEMET Corp.	10,461	183,486

Kimball Electronics, Inc.*	4,762	73,763

Knowles Corp.*	16,145	214,890

Maxwell Technologies, Inc.* (a)	7,959	16,475

Mesa Laboratories, Inc.	609	126,910

Methode Electronics, Inc.	6,544	152,410

MTS Systems Corp.	3,266	131,065

Napco Security Technologies, Inc.*	2,326	36,635

nLight, Inc.*	4,157	73,911

Novanta, Inc.*	6,009	378,567

OSI Systems, Inc.*	3,063	224,518

PAR Technology Corp.*	2,133	46,393

Park Electrochemical Corp.	3,659	66,118

PC Connection, Inc.	2,067	61,452

Plexus Corp.*	5,744	293,404

Rogers Corp.*	3,403	337,101

Sanmina Corp.*	12,382	297,911

ScanSource, Inc.*	4,580	157,460

SYNNEX Corp.	7,679	620,770

Tech Data Corp.*	7,035	575,533

TTM Technologies, Inc.*	17,101	166,393

Vishay Intertechnology, Inc.	24,313	437,877

Vishay Precision Group, Inc.*	1,850	55,925

		8,213,837

IT Services 2.0%

Brightcove, Inc.*	6,804	47,900

CACI International, Inc. “A”*	4,541	654,040

Carbonite, Inc.*	5,871	148,302

Cardtronics PLC “A”*	7,271	189,046

Cass Information Systems, Inc.	2,627	139,021

ConvergeOne Holdings, Inc. (a)	5,022	62,172

CSG Systems International, Inc.	6,045	192,050

Endurance International Group Holdings, Inc.*	13,159	87,507

Everi Holdings, Inc.*	12,404	63,881

EVERTEC, Inc.	11,302	324,367

Evo Payments, Inc. “A”*	4,389	108,277

Exela Technologies, Inc.*	8,880	34,543

Exlservice Holdings, Inc.*	6,149	323,560

GTT Communications, Inc.* (a)	7,714	182,513

I3 Verticals, Inc. “A”*	1,429	34,439

Information Services Group, Inc.*	5,870	24,889

The accompanying notes are an integral part of the financial statements.

20	|	DWS Small Cap Index VIP

	Shares	Value ($)

Internap Corp.*	4,951	20,547

Limelight Networks, Inc.*	20,139	47,125

LiveRamp Holdings, Inc.*	14,413	556,774

ManTech International Corp. “A”	4,843	253,265

MAXIMUS, Inc.	11,759	765,393

MoneyGram International, Inc.*	5,584	11,168

NIC, Inc.	11,713	146,178

Perficient, Inc.*	5,929	131,980

Perspecta, Inc.	26,451	455,486

PFSweb, Inc.*	2,837	14,554

Presidio, Inc.	6,725	87,761

PRGX Global, Inc.*	3,855	36,507

Science Applications International Corp.	7,801	496,924

ServiceSource International, Inc.*	14,748	15,928

Sykes Enterprises, Inc.*	7,217	178,476

The Hackett Group, Inc.	4,377	70,076

Travelport Worldwide Ltd.	23,212	362,571

TTEC Holdings, Inc.	2,649	75,682

Tucows, Inc. “A”* (a)	1,783	107,087

Unisys Corp.*	9,287	108,008

Virtusa Corp.*	5,285	225,088

		6,783,085

Semiconductors & Semiconductor Equipment 2.7%

ACM Research, Inc.*	1,514	16,472

Adesto Technologies Corp.*	4,538	19,967

Advanced Energy Industries, Inc.*	7,054	302,828

Alpha & Omega Semiconductor Ltd.*	3,700	37,703

Ambarella, Inc.*	5,697	199,281

Amkor Technology, Inc.*	18,446	121,006

Aquantia Corp.*	3,961	34,738

Axcelis Technologies, Inc.*	5,994	106,693

AXT, Inc.*	7,231	31,455

Brooks Automation, Inc.	12,861	336,701

Cabot Microelectronics Corp.	5,225	498,204

CEVA, Inc.*	4,137	91,386

Cirrus Logic, Inc.*	11,059	366,938

Cohu, Inc.	7,415	119,159

Cree, Inc.*	18,531	792,664

Diodes, Inc.*	7,448	240,272

Entegris, Inc.	26,120	728,617

FormFactor, Inc.*	13,435	189,299

Ichor Holdings Ltd.* (a)	4,118	67,123

Impinj, Inc.* (a)	3,039	44,217

Inphi Corp.*	7,930	254,950

Integrated Device Technology, Inc.*	23,885	1,156,751

Kopin Corp.*	12,506	12,493

Lattice Semiconductor Corp.*	21,428	148,282

MACOM Technology Solutions Holdings, Inc.*	8,167	118,503

MaxLinear, Inc.*	11,736	206,554

Nanometrics, Inc.*	4,217	115,251

NeoPhotonics Corp.*	6,091	39,470

NVE Corp.	892	78,086

PDF Solutions, Inc.*	5,232	44,106

Photronics, Inc.*	12,181	117,912

Power Integrations, Inc.	5,226	318,681

Rambus, Inc.*	19,362	148,507

Rudolph Technologies, Inc.*	5,892	120,609

Semtech Corp.*	11,979	549,477

Silicon Laboratories, Inc.*	7,914	623,702

	Shares	Value ($)

SMART Global Holdings, Inc.*	1,905	56,579

SunPower Corp.* (a)	11,549	57,399

Synaptics, Inc.*	6,319	235,130

Ultra Clean Holdings, Inc.*	7,335	62,127

Veeco Instruments, Inc.*	8,937	66,223

Xperi Corp.	8,941	164,425

		9,039,940

Software 5.4%

8x8, Inc.*	17,334	312,705

A10 Networks, Inc.*	9,545	59,561

ACI Worldwide, Inc.*	21,135	584,805

Agilysys, Inc.*	2,773	39,765

Alarm.com Holdings, Inc.*	5,755	298,512

Altair Engineering, Inc. “A”*	4,582	126,372

Alteryx, Inc. “A”*	5,380	319,949

Amber Road, Inc.*	4,381	36,056

American Software, Inc. “A”	5,198	54,319

Anaplan, Inc.* (a)	3,312	87,900

Appfolio, Inc. “A”*	2,847	168,599

Apptio, Inc. “A”*	6,408	243,248

Asure Software, Inc.*	2,337	11,872

Avalara, Inc.*	1,625	50,619

Avaya Holdings Corp.*	19,320	281,299

Benefitfocus, Inc.*	4,078	186,446

Blackbaud, Inc.	8,920	561,068

Blackline, Inc.*	6,719	275,143

Bottomline Technologies de, Inc.*	7,771	373,008

Box, Inc. “A”*	22,695	383,092

Carbon Black, Inc.*	7,043	94,517

ChannelAdvisor Corp.*	4,861	55,172

Cision Ltd.*	12,312	144,050

Cloudera, Inc.*	19,450	215,117

CommVault Systems, Inc.*	7,379	436,025

Cornerstone OnDemand, Inc.*	9,978	503,191

Coupa Software, Inc.*	10,033	630,674

Digimarc Corp.*	2,101	30,465

Domo, Inc. “A”*	1,477	28,994

Ebix, Inc. (a)	4,391	186,881

eGain Corp.*	3,317	21,793

Ellie Mae, Inc.* (a)	6,356	399,347

Envestnet, Inc.*	8,193	403,014

Everbridge, Inc.*	4,930	279,827

Five9, Inc.*	10,543	460,940

ForeScout Technologies, Inc.*	5,604	145,648

Fusion Connect, Inc.* (a)	3,906	6,562

Hortonworks, Inc.*	13,501	194,684

HubSpot, Inc.*	6,814	856,724

Imperva, Inc.*	6,516	362,876

Instructure, Inc.*	5,878	220,484

j2 Global, Inc.	8,637	599,235

LivePerson, Inc.*	10,843	204,499

Majesco*	1,211	8,586

MicroStrategy, Inc. “A”*	1,762	225,096

MINDBODY, Inc. “A”*	7,935	288,834

Mitek Systems, Inc.*	5,755	62,212

MobileIron, Inc.*	13,284	60,974

Model N, Inc.*	4,717	62,406

Monotype Imaging Holdings, Inc.	7,551	117,192

New Relic, Inc.*	8,328	674,318

OneSpan, Inc.*	5,613	72,688

Park City Group, Inc.*	2,531	15,110

Paylocity Holding Corp.*	5,324	320,558

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	21

	Shares	Value ($)

Progress Software Corp.	8,239	292,402

PROS Holdings, Inc.*	5,806	182,308

Q2 Holdings, Inc.*	6,884	341,102

QAD, Inc. “A”	1,932	75,986

Qualys, Inc.*	6,264	468,171

Rapid7, Inc.*	6,769	210,922

Rimini Street, Inc.* (a)	1,815	9,347

SailPoint Technologies Holding, Inc.*	12,841	301,635

SecureWorks Corp. “A”*	1,647	27,818

SendGrid, Inc.*	5,400	233,118

ShotSpotter, Inc.*	1,358	42,342

SPS Commerce, Inc.*	3,160	260,321

SVMK, Inc.*	3,229	39,620

Telaria, Inc.*	8,212	22,419

TeleNav, Inc.*	5,529	22,448

Tenable Holdings, Inc.*	2,370	52,590

TiVo Corp.	22,089	207,857

Trade Desk, Inc. “A”*	6,132	711,680

Upland Software, Inc.*	2,951	80,208

Varonis Systems, Inc.*	5,220	276,138

Verint Systems, Inc.*	11,930	504,758

Veritone, Inc.*	1,341	5,096

Virnetx Holding Corp.*	9,773	23,455

Workiva, Inc.*	5,296	190,073

Yext, Inc.*	15,295	227,131

Zix Corp.*	9,395	53,833

Zscaler, Inc.* (a)	11,183	438,485

		18,144,294

Technology Hardware, Storage & Peripherals 0.3%

3D Systems Corp.* (a)	20,204	205,475

Avid Technology, Inc.*	4,668	22,173

Cray, Inc.*	7,403	159,831

Diebold Nixdorf, Inc.	14,319	35,654

Eastman Kodak Co.* (a)	3,132	7,987

Electronics for Imaging, Inc.*	8,026	199,045

Immersion Corp.*	4,852	43,474

Stratasys Ltd.*	9,221	166,070

U.S.A. Technologies, Inc.*	10,660	41,467

		881,176

Materials 3.6%
Chemicals 1.8%

Advanced Emissions Solutions, Inc.	3,328	35,110

AdvanSix, Inc.*	5,509	134,089

AgroFresh Solutions, Inc.*	5,904	22,376

American Vanguard Corp.	5,286	80,294

Amyris, Inc.*	5,678	18,965

Balchem Corp.	5,904	462,578

Chase Corp.	1,342	134,267

Ferro Corp.*	15,460	242,413

Flotek Industries, Inc.*	10,660	11,619

FutureFuel Corp.	4,701	74,558

GCP Applied Technologies, Inc.*	13,163	323,152

H.B. Fuller Co.	9,279	395,935

Hawkins, Inc.	1,741	71,294

Ingevity Corp.*	7,804	653,117

Innophos Holdings, Inc.	3,654	89,633

Innospec, Inc.	4,446	274,585

Intrepid Potash, Inc.*	17,929	46,615

Koppers Holdings, Inc.*	3,827	65,212

Kraton Corp.*	5,646	123,309

	Shares	Value ($)

Kronos Worldwide, Inc.	4,150	47,808

Livent Corp.* (a)	4,274	58,981

LSB Industries, Inc.*	3,974	21,937

Marrone Bio Innovations, Inc.*	10,223	15,028

Minerals Technologies, Inc.	6,527	335,096

Omnova Solutions, Inc.*	8,294	60,795

PolyOne Corp.	14,681	419,877

PQ Group Holdings, Inc.*	6,861	101,612

Quaker Chemical Corp.	2,411	428,459

Rayonier Advanced Materials, Inc.	9,339	99,460

Sensient Technologies Corp.	7,845	438,143

Stepan Co.	3,715	274,910

Trecora Resources*	3,648	28,454

Tredegar Corp.	4,853	76,969

Trinseo SA	7,909	362,074

Tronox Ltd. “A”	16,922	131,653

Valhi, Inc.	4,843	9,347

		6,169,724

Construction Materials 0.1%

Forterra, Inc.*	3,676	13,822

Summit Materials, Inc. “A”*	20,739	257,163

U.S. Concrete, Inc.*	2,892	102,030

United States Lime & Minerals, Inc.	377	26,767

		399,782

Containers & Packaging 0.1%

Greif, Inc. “A”	4,682	173,749

Greif, Inc. “B”	1,083	48,085

Myers Industries, Inc.	6,554	99,031

UFP Technologies, Inc.*	1,205	36,198

		357,063

Metals & Mining 1.2%

AK Steel Holding Corp.* (a)	58,173	130,889

Allegheny Technologies, Inc.*	23,086	502,582

Carpenter Technology Corp.	8,661	308,418

Century Aluminum Co.*	8,889	64,979

Cleveland-Cliffs, Inc.* (a)	54,755	421,066

Coeur Mining, Inc.*	34,128	152,552

Commercial Metals Co.	21,592	345,904

Compass Minerals International, Inc.	6,312	263,147

Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units)* (b)	12,466	0

Gold Resource Corp.	10,046	40,184

Haynes International, Inc.	2,259	59,638

Hecla Mining Co.	85,210	201,096

Kaiser Aluminum Corp.	2,957	264,031

Materion Corp.	3,667	164,978

Olympic Steel, Inc.	1,750	24,972

Ramaco Resources, Inc.*	1,195	5,915

Ryerson Holding Corp.*	2,757	17,479

Schnitzer Steel Industries, Inc. “A”	4,721	101,738

SunCoke Energy, Inc.*	12,206	104,361

Synalloy Corp.	1,549	25,698

Tahoe Resources, Inc.*	56,945	207,849

TimkenSteel Corp.*	7,367	64,388

Universal Stainless & Alloy Products, Inc.*	1,566	25,385

The accompanying notes are an integral part of the financial statements.

22	|	DWS Small Cap Index VIP

	Shares	Value ($)

Warrior Met Coal, Inc.	7,884	190,083

Worthington Industries, Inc.	7,706	268,477

		3,955,809

Paper & Forest Products 0.4%

Boise Cascade Co.	7,086	169,001

Clearwater Paper Corp.*	2,912	70,966

Louisiana-Pacific Corp.	26,173	581,564

Neenah, Inc.	3,044	179,353

P.H. Glatfelter Co.	7,999	78,070

Schweitzer-Mauduit International, Inc.	5,666	141,933

Verso Corp. “A”*	6,328	141,747

		1,362,634
Real Estate 7.2%
Equity Real Estate Investment Trusts (REITs) 6.6%

Acadia Realty Trust	14,753	350,531

Agree Realty Corp.	6,190	365,953

Alexander & Baldwin, Inc.*	12,432	228,500

Alexander’s, Inc.	385	117,325

American Assets Trust, Inc.	7,060	283,600

Americold Realty Trust	15,932	406,903

Armada Hoffler Properties, Inc.	8,950	125,837

Ashford Hospitality Trust	15,915	63,660

Bluerock Residential Growth REIT, Inc.	4,369	39,408

Braemar Hotels & Resorts, Inc.	5,472	48,865

BRT Apartments Corp.	1,538	17,595

CareTrust REIT, Inc.	15,348	283,324

CatchMark Timber Trust, Inc. “A”	9,193	65,270

CBL & Associates Properties, Inc. (a)	31,348	60,188

Cedar Realty Trust, Inc.	16,996	53,367

Chatham Lodging Trust	8,565	151,429

Chesapeake Lodging Trust	10,902	265,464

City Office REIT, Inc.	7,135	73,134

Clipper Realty, Inc.	2,541	33,211

Community Healthcare Trust, Inc.	3,280	94,562

CoreCivic, Inc.	21,802	388,730

CorEnergy Infrastructure Trust, Inc. (a)	2,246	74,298

CorePoint Lodging, Inc.	7,623	93,382

Cousins Properties, Inc.	77,642	613,372

DiamondRock Hospitality Co.	38,153	346,429

Easterly Government Properties, Inc.	11,230	176,086

EastGroup Properties, Inc.	6,455	592,117

Essential Properties Realty Trust, Inc.	6,613	91,524

Farmland Partners, Inc.	5,124	23,263

First Industrial Realty Trust, Inc.	22,973	663,001

Four Corners Property Trust, Inc.	12,435	325,797

Franklin Street Properties Corp.	18,790	117,062

Front Yard Residential Corp.	8,963	78,247

Getty Realty Corp.	6,050	177,930

Gladstone Commercial Corp.	5,329	95,496

Gladstone Land Corp.	2,433	27,931

Global Medical REIT, Inc.	3,652	32,466

Global Net Lease, Inc.	13,312	234,557

Government Properties Income Trust	17,832	122,506

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,460	180,213

Healthcare Realty Trust, Inc.	22,887	650,906

	Shares	Value ($)

Hersha Hospitality Trust	6,670	116,992

Independence Realty Trust, Inc.	15,845	145,457

Industrial Logistics Properties Trust (a)	11,874	233,565

InfraREIT, Inc.*	8,066	169,547

Innovative Industrial Properties, Inc. (a)	1,695	76,936

Investors Real Estate Trust	2,230	109,416

iStar, Inc.	11,722	107,491

Jernigan Capital, Inc.	3,291	65,228

Kite Realty Group Trust	15,065	212,266

Lexington Realty Trust	39,103	321,036

LTC Properties, Inc.	7,188	299,596

Mack-Cali Realty Corp.	16,731	327,760

MedEquities Realty Trust, Inc.*	5,591	38,242

Monmouth Real Estate Investment Corp.	16,069	199,256

National Health Investors, Inc.	7,547	570,100

National Storage Affiliates Trust	10,353	273,940

New Senior Investment Group, Inc.	13,995	57,659

NexPoint Residential Trust, Inc.	3,375	118,294

NorthStar Realty Europe Corp.	8,244	119,868

One Liberty Properties, Inc.	2,826	68,446

Pebblebrook Hotel Trust	25,144	711,827

Pennsylvania Real Estate Investment Trust (a)	12,933	76,822

Physicians Realty Trust	33,631	539,105

Piedmont Office Realty Trust, Inc. “A”	23,650	402,996

PotlatchDeltic Corp.	12,206	386,198

Preferred Apartment Communities, Inc. “A”	7,380	103,763

PS Business Parks, Inc.	3,678	481,818

QTS Realty Trust, Inc. “A”	9,391	347,937

Retail Opportunity Investments Corp.	20,723	329,081

Rexford Industrial Realty, Inc.	17,062	502,817

RLJ Lodging Trust	32,054	525,686

RPT Realty	14,490	173,155

Ryman Hospitality Properties, Inc.	8,238	549,392

Sabra Health Care REIT, Inc.	32,799	540,528

Safety Income & Growth, Inc.	1,460	27,463

Saul Centers, Inc.	2,135	100,815

Select Income REIT	16,207	119,284

Seritage Growth Properties “A” (a)	6,061	195,952

Spirit MTA REIT	8,069	57,532

STAG Industrial, Inc.	18,148	451,522

Summit Hotel Properties, Inc.	18,848	183,391

Sunstone Hotel Investors, Inc.	41,948	545,743

Tanger Factory Outlet Centers, Inc.	16,842	340,545

Terreno Realty Corp.	10,725	377,198

The Geo Group, Inc.	22,139	436,138

Tier REIT, Inc.	9,868	203,577

UMH Properties, Inc.	6,112	72,366

Universal Health Realty Income Trust	2,346	143,974

Urban Edge Properties	20,000	332,400

Urstadt Biddle Properties “A”	5,371	103,231

Washington Prime Group, Inc.	34,617	168,239

Washington Real Estate Investment Trust	14,770	339,710

Whitestone REIT	7,188	88,125

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	23

	Shares	Value ($)

Xenia Hotels & Resorts, Inc.	20,710	356,212

		22,179,076

Real Estate Management & Development 0.6%

Altisource Portfolio Solutions SA*	1,870	42,056

American Realty Investors, Inc.*	447	5,395

Consolidated-Tomoka Land Co.	678	35,595

Cushman & Wakefield PLC*	8,646	125,108

Forestar Group, Inc.*	1,953	27,049

FRP Holdings, Inc.*	1,234	56,776

Griffin Land & Nurseries, Inc.	211	6,731

HFF, Inc. “A”	6,851	227,179

Kennedy-Wilson Holdings, Inc.	22,942	416,856

Marcus & Millichap, Inc.*	3,634	124,755

Maui Land & Pineapple Co., Inc.*	1,307	12,966

Newmark Group, Inc. “A”	27,716	222,282

RE/MAX Holdings, Inc. “A”	3,339	102,674

Redfin Corp.* (a)	14,403	207,403

Stratus Properties, Inc.*	967	23,189

Tejon Ranch Co.*	3,909	64,811

The RMR Group, Inc. “A”	1,335	70,862

The St. Joe Co.*	6,518	85,842

Transcontinental Realty Investors, Inc.*	357	10,110

Trinity Place Holdings, Inc.*	3,657	15,872

		1,883,511

Utilities 3.8%
Electric Utilities 1.2%

ALLETE, Inc.	9,503	724,319

El Paso Electric Co.	7,483	375,123

IDACORP, Inc.	9,302	865,644

MGE Energy, Inc.	6,399	383,684

Otter Tail Corp.	7,238	359,294

PNM Resources, Inc.	14,651	602,010

Portland General Electric Co.	16,515	757,213

Spark Energy, Inc. “A” (a)	2,257	16,769

		4,084,056

Gas Utilities 1.2%

Chesapeake Utilities Corp.	2,918	237,233

New Jersey Resources Corp.	16,075	734,145

Northwest Natural Holding Co.	5,266	318,382

ONE Gas, Inc.	9,621	765,832

RGC Resources, Inc.	1,301	38,978

South Jersey Industries, Inc.	15,767	438,323

Southwest Gas Holdings, Inc.	9,012	689,418

Spire, Inc.	9,088	673,239

		3,895,550

Independent Power & Renewable Electricity Producers 0.4%

Atlantic Power Corp.*	19,053	41,345

Clearway Energy, Inc. “A”	6,320	106,934

Clearway Energy, Inc. “C”	13,554	233,807

Ormat Technologies, Inc.	7,371	385,503

Pattern Energy Group, Inc. “A”	14,794	275,464

TerraForm Power, Inc. “A”	13,261	148,789

		1,191,842

Multi-Utilities 0.5%

Avista Corp.	12,091	513,626

Black Hills Corp.	9,883	620,455

NorthWestern Corp.	9,330	554,575

Unitil Corp.	2,630	133,183

		1,821,839

	Shares	Value ($)

Water Utilities 0.5%

American States Water Co.	6,755	452,855

AquaVenture Holdings Ltd.*	1,909	36,061

Artesian Resources Corp. “A”	1,483	51,712

Cadiz, Inc.* (a)	4,049	41,705

California Water Service Group	8,846	421,600

Connecticut Water Service, Inc.	2,251	150,524

Consolidated Water Co., Ltd.	2,624	30,596

Global Water Resources, Inc.	2,048	20,767

Middlesex Water Co.	2,922	155,889

Pure Cycle Corp.*	3,322	32,987

SJW Group	3,146	174,981

York Water Co.	2,352	75,405

		1,645,082
Total Common Stocks (Cost $295,704,593)		329,854,318

Rights 0.0%
Health Care 0.0%

Omthera Pharmaceutical, Inc.* (b)	1,167	700

Tobira Therapeutics, Inc.* (b)	1,687	102

		802

Materials 0.0%
Schulman A, Inc. (b)	5,009	9,567
Total Rights (Cost $9,668)		10,369

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.5%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.08% **, 1/10/2019 (c) (Cost $1,519,210)	1,520,000	1,519,239

	Shares	Value ($)
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (d) (e) (Cost $14,620,153)	14,620,153	14,620,153

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 2.41% (d) (Cost $4,694,157)	4,694,157	4,694,157

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $316,547,781)	104.3	350,698,236
Other Assets and Liabilities, Net	(4.3)	(14,608,637)
Net Assets	100.0	336,089,599

The accompanying notes are an integral part of the financial statements.

24	|	DWS Small Cap Index VIP

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Securities Lending Collateral 4.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (d) (e)
22,619,056	—	7,998,903	(f)	—	—	529,250	—	14,620,153	14,620,153
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 2.41% (d)
6,880,492	46,035,637	48,221,972		—	—	112,299	—	4,694,157	4,694,157
29,499,548	46,035,637	56,220,875		—	—	641,549	—	19,314,310	19,314,310

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2018 amounted to $14,218,194, which is 4.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	At December 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the year ended December 31, 2018.

At December 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)

Russell E Mini 2000 Index	USD	3/15/2019	103	7,240,447	6,947,350	(293,097)

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$329,854,318	$—	$—	$329,854,318
Rights (g)	—	—	10,369	10,369
Government & Agency Obligation	—	1,519,239	—	1,519,239
Short-Term Investments (g)	19,314,310	—	—	19,314,310
Total	$349,168,628	$1,519,239	$10,369	$350,698,236

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(293,097)	$—	$—	$(293,097)
Total	$(293,097)	$—	$—	$(293,097)

(g)	See Investment Portfolio for additional detailed categorizations.

(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	25

Statement of Assets and Liabilities

as of December 31, 2018

Assets
Investments in non-affiliated securities, at value (cost $297,233,471) — including $14,218,194 of securities loaned	$331,383,926
Investment in DWS Government & Agency Securities Portfolio (cost $14,620,153)*	14,620,153
Investment in DWS Central Cash Management Government Fund (cost $4,694,157)	4,694,157
Cash	12,399
Receivable for investments sold	263,700
Receivable for Fund shares sold	160,021
Dividends receivable	477,975
Interest receivable	30,568
Receivable for variation margin on futures contracts	40,279
Other assets	6,535
Total assets	351,689,713

Liabilities
Payable upon return of securities loaned	14,620,153
Payable for Fund shares redeemed	722,564
Accrued management fee	54,869
Accrued Trustees’ fees	5,425
Other accrued expenses and payables	197,103
Total liabilities	15,600,114
Net assets, at value	$336,089,599

Net Assets Consist of
Distributable earnings (loss)	67,466,982
Paid-in capital	268,622,617
Net assets, at value	$336,089,599

Net Asset Value
Class A

Net Asset Value and redemption price per share ($308,233,800 ÷ 20,590,649 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$14.97
Class B

Net Asset Value offering and redemption price per share ($27,855,799 ÷ 1,861,335 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$14.97

*	Represents collateral on securities loaned

Statement of Operations

for the year ended December 31, 2018

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,694)	$5,184,625
Interest	25,796
Income distributions — DWS Central Cash Management Government Fund	112,299
Securities lending income, net of borrower rebates	529,250
Total income	5,851,970
Expenses:
Management fee	1,418,418
Administration fee	405,262
Services to Shareholders	3,614
Recordkeeping fee (Class B)	11,803
Distribution service fee (Class B)	84,968
Custodian fee	31,365
Professional fees	80,091
Reports to shareholders	50,735
Trustees’ fees and expenses	21,730
Other	73,282
Total expenses before expense reductions	2,181,268

Expense reductions	(450,280)
Total expenses after expense reductions	1,730,988
Net investment income	4,120,982

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	32,869,486
Futures	(285,485)
Foreign currency	(49)
32,583,952
Change in net unrealized appreciation (depreciation) on:
Investments	(78,316,059)
Futures	(282,225)
Foreign currency	(55)
(78,598,339)
Net gain (loss)	(46,014,387)
Net increase (decrease) in net assets resulting from operations	$(41,893,405)

The accompanying notes are an integral part of the financial statements.

26	|	DWS Small Cap Index VIP

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2018	2017
Operations:
Net investment income (loss)	$4,120,982	$3,726,523
Net realized gain (loss)	32,583,952	27,159,475
Change in net unrealized appreciation (depreciation)	(78,598,339)	20,593,262
Net increase (decrease) in net assets resulting from operations	(41,893,405)	51,479,260
Distributions to shareholders:
Class A	(28,419,168)	(16,429,033)
Class B	(2,572,476)	(1,371,677)
Total distributions	(30,991,644)	(17,800,710)*
Fund share transactions:
Class A
Proceeds from shares sold	41,172,754	47,080,221
Reinvestment of distributions	28,419,168	16,429,033
Payments for shares redeemed	(54,633,970)	(76,730,004)
Net increase (decrease) in net assets from Class A share transactions	14,957,952	(13,220,750)
Class B
Proceeds from shares sold	18,227,770	6,631,775
Reinvestment of distributions	2,572,476	1,371,677
Payments for shares redeemed	(21,601,323)	(6,094,920)
Net increase (decrease) in net assets from Class B share transactions	(801,077)	1,908,532
Increase (decrease) in net assets	(58,728,174)	22,366,332
Net assets at beginning of period	394,817,773	372,451,441

Net assets at end of period	336,089,599	394,817,773 **

Other Information
Class A
Shares outstanding at beginning of period	19,690,579	20,420,238
Shares sold	2,269,653	2,735,613
Shares issued to shareholders in reinvestment of distributions	1,663,885	984,954
Shares redeemed	(3,033,468)	(4,450,226)
Net increase (decrease) in Class A shares	900,070	(729,659)

Shares outstanding at end of period	20,590,649	19,690,579
Class B
Shares outstanding at beginning of period	1,897,242	1,782,927
Shares sold	982,362	388,266
Shares issued to shareholders in reinvestment of distributions	150,437	82,136
Shares redeemed	(1,168,706)	(356,087)
Net increase (decrease) in Class B shares	(35,907)	114,315

Shares outstanding at end of period	1,861,335	1,897,242

*

Includes distributions from net investment income of $3,372,021, and $217,424 for Class A and Class B, respectively and distributions from net realized gains of $13,057,012 and $1,154,253 for Class A and Class B, respectively.

**	Includes undistributed net investment income of $3,839,482.

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	27

Financial Highlights

	Years Ended December 31,
Class A	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$18.29	$16.78	$15.18	$17.33	$17.69
Income (loss) from investment operations:
Net investment income (loss)[a]	.19	.17	.18	.19	.17
Net realized and unrealized gain (loss)	(2.06)	2.16	2.76	(.87)	.59
Total from investment operations	(1.87)	2.33	2.94	(.68)	.76
Less distributions from:
Net investment income	(.18)	(.17)	(.17)	(.18)	(.17)
Net realized gains	(1.27)	(.65)	(1.17)	(1.29)	(.95)
Total distributions	(1.45)	(.82)	(1.34)	(1.47)	(1.12)
Net asset value, end of period	$14.97	$18.29	$16.78	$15.18	$17.33
Total Return (%)[b]	(11.23)	14.33	21.03	(4.60)	4.74

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	308	360	343	284	313
Ratio of expenses before expense reductions (%)[c]	.51	.51	.53	.54	.53
Ratio of expenses after expense reductions (%)[c]	.41	.44	.45	.45	.47
Ratio of net investment income (loss) (%)	1.03	1.00	1.25	1.14	1.04
Portfolio turnover rate (%)	17	15	18	21	21

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

	Years Ended December 31,
Class B	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$18.28	$16.77	$15.17	$17.31	$17.68
Income (loss) from investment operations:
Net investment income (loss)[a]	.14	.13	.15	.14	.13
Net realized and unrealized gain (loss)	(2.05)	2.15	2.75	(.86)	.57
Total from investment operations	(1.91)	2.28	2.90	(.72)	.70
Less distributions from:
Net investment income	(.13)	(.12)	(.13)	(.13)	(.12)
Net realized gains	(1.27)	(.65)	(1.17)	(1.29)	(.95)
Total distributions	(1.40)	(.77)	(1.30)	(1.42)	(1.07)
Net asset value, end of period	$14.97	$18.28	$16.77	$15.17	$17.31
Total Return (%)[b]	(11.42)	14.03	20.71	(4.85)	4.47

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	35	30	25	27
Ratio of expenses before expense reductions (%)[c]	.80	.78	.78	.79	.79
Ratio of expenses after expense reductions (%)[c]	.67	.70	.71	.71	.72
Ratio of net investment income (loss) (%)	.77	.76	.99	.88	.80
Portfolio turnover rate (%)	17	15	18	21	21

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

28	|	DWS Small Cap Index VIP

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche DWS Investments VIT Funds (formerly Deutsche Investments VIT Funds) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP) (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

DWS Small Cap Index VIP	|	29

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co. serves as securities lending agent for the Fund, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. For the year ended December 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of December 31, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of December 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

30	|	DWS Small Cap Index VIP

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2018, the Fund’s components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income*	$6,028,054
Undistributed long-term capital gains	$29,486,060
Unrealized appreciation (depreciation) on investments	$31,713,558

At December 31, 2018, the aggregate cost of investments for federal income tax purposes was $318,984,678. The net unrealized appreciation for all investments based on tax cost was $31,713,558. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $88,200,621 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $56,487,063.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2018	2017
Distributions from ordinary income*	$6,449,285	$3,591,637
Distributions from long-term capital gains	$24,542,359	$14,209,073

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2018, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent

DWS Small Cap Index VIP	|	31

upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2018, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from $3,954,000 to approximately $10,259,000.

The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(293,097)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$(285,485)

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(282,225)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $65,833,053 and $73,619,802, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

For the period from January 1, 2018 through September 30, 2018, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to

32	|	DWS Small Cap Index VIP

maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.41%
Class B	.67%

Effective October 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.39%
Class B	.65%

For the year ended December 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$404,697
Class B	45,583
$450,280

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2018, the Administration Fee was $405,262, of which $29,859 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2018, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2018
Class B	$84,968	$6,164

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2018
Class A	$1,051	$175
Class B	257	37
	$1,308	$212

Typesetting and Filing Service Fees. Under an agreement with the fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $20,421, of which $9,461 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central

DWS Small Cap Index VIP	|	33

Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2018.

F. Ownership of the Fund

At December 31, 2018, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 37%, 16% and 15%, respectively. At December 31, 2018, four participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 46%, 19%, 12% and 10%, respectively.

34	|	DWS Small Cap Index VIP

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Small Cap Index VIP

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of DWS Small Cap Index VIP (one of the funds constituting Deutsche DWS Investments VIT Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2019

We have served as the auditor of one or more investment companies in the DWS family of funds since 1930.

DWS Small Cap Index VIP	|	35

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2018 to December 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/18	$1,000.00	$1,000.00
Ending Account Value 12/31/18	$825.20	$824.30
Expenses Paid per $1,000*	$1.84	$3.03

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/18	$1,000.00	$1,000.00
Ending Account Value 12/31/18	$1,023.19	$1,021.88
Expenses Paid per $1,000*	$2.04	$3.36

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.40%	.66%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

36	|	DWS Small Cap Index VIP

Tax Information	(Unaudited)

The Fund paid distributions of $1.14 per share from net long-term capital gains during its year ended December 31, 2018.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $32,630,000 as capital gain dividends for its year ended December 31, 2018.

For corporate shareholders, 50% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2018 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

DWS Small Cap Index VIP	|	37

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

38	|	DWS Small Cap Index VIP

Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA

DWS Small Cap Index VIP	|	39

for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

40	|	DWS Small Cap Index VIP

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	82	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	82	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	82	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	82	—
Paul K. Freeman* (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation (2012–2018)	82	—

DWS Small Cap Index VIP	|	41

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990

Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)

		82	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	82	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	82	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	82	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	82	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Treasurer and Chief Financial Officer since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)

42	|	DWS Small Cap Index VIP

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

*	Paul K. Freeman retired from the Board effective December 31, 2018.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Small Cap Index VIP	|	43

vit-scif-2 (R-025818-8 2/19)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS Small Cap Index VIP
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2018	$54,468	$0	$0	$0
2017	$53,663	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to DWS Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2018	$0	$0	$0
2017	$0	$0	$0

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2018	$0	$0	$0	$0
2017	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2017 and 2018 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

Pursuant to PCAOB Rule 3526, PwC is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between PwC, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on PwC’s independence. Pursuant to PCAOB Rule 3526, PwC has reported the matters set forth below that may reasonably be thought to bear on PwC’s independence. In its PCAOB Rule 3526 communications to the Audit Committee, PwC affirmed that they are independent accountants with respect to the DWS Funds, within the meaning of PCAOB Rule 3520. PwC also informed the Audit Committee that they concluded that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that PwC is capable of exercising objective and impartial judgment on all issues encompassed within PwC’s audit of the financial statements of the Fund. Finally, PwC confirmed to the Audit Committee that they can continue to serve as the independent registered public accounting firm for the Fund.

•	PwC advised the Fund’s Audit Committee that covered persons within PwC that provided non-audit services to entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”) maintained financial relationships with investment companies within the DWS Funds Complex. PwC informed the Audit Committee that these financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. PwC reported that the breaches have been resolved and that, among other things, the breaches (i) did not involve professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, (ii) involved professionals whose non-audit services were not and will not be utilized or relied upon by the audit engagement team in the audit of the financial statements of the Fund and (iii) involved professionals that did not provide any consultation to the audit engagement team of the Fund.
•	PwC advised the Fund’s Audit Committee of certain lending relationships of PwC with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that PwC had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. PwC’s lending relationships affect PwC’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

PwC stated that, in each lending relationship, (i) PwC believes that it is unlikely the lenders would have any interest in the outcome of the audit of the Fund and therefore would not seek to influence the outcome of the audit, (ii) no third party made an attempt to influence the outcome of the audit of the Fund and even if an attempt was made, PwC professionals are required to disclose any relationships that may raise issues about objectivity, confidentiality, independence, conflicts of interest or favoritism, and (iii) the lenders typically lack influence over the investment adviser, who controls the management of the Fund. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by PwC, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC represented that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Fund relying on the no action letter, and affirmed that they are independent accountants within the meaning of PCAOB Rule 3520.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/15/2019